                                                   FRANK RUSSELL INSURANCE FUNDS

INSURANCE FUNDS

1999 Semiannual Report


MULTI-STYLE EQUITY FUND

AGGRESSIVE EQUITY FUND

NON-US FUND

REAL ESTATE SECURITIES FUND

CORE BOND FUND



JUNE 30, 1999



                                      [LOGO OF FRANK RUSSELL INVESTMENT COMPANY]

                      RUSSELL INSURANCE FUNDS

                      Russell Insurance Funds is a
                      "series mutual fund" with five
                      different investment portfolios.
                      These financial statements report
                      on five Funds, each of which has
                      distinct investment objectives and
                      strategies.


                      FRANK RUSSELL INVESTMENT
                      MANAGEMENT COMPANY

                      Responsible for overall management
                      and administration of the Funds.


                      FRANK RUSSELL COMPANY

                      Consultant to Frank Russell
                      Investment Management Company.

                            RUSSELL INSURANCE FUNDS

                               SEMIANNUAL REPORT

                           JUNE 30, 1999 (UNAUDITED)



                               TABLE OF CONTENTS

                                                             Page

              Multi-Style Equity Fund......................    2

              Aggressive Equity Fund.......................   12

              Non-US Fund..................................   24

              Real Estate Securities Fund..................   36

              Core Bond Fund...............................   42

              Notes to Financial Statements................   51

              Manager, Money Managers and Service
              Providers....................................   58







RUSSELL INSURANCE FUNDS
Copyright (C) Frank Russell Company 1999. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. This material must be accompanied or preceded by a current Russell Insurance Funds' Prospectus containing complete information concerning the investment objectives and operations of the Funds, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Russell Insurance Funds.

MULTI-STYLE EQUITY FUND

STATEMENT OF NET ASSETS

                                                       JUNE 30, 1999 (UNAUDITED)

                                                         MARKET
                                            NUMBER       VALUE
                                              OF         (000)
                                            SHARES         $
                                            ------       ------

COMMON STOCKS - 94.2%
AUTO AND TRANSPORTATION - 3.7%
Alaska Air Group, Inc. (a)                   2,000          84
AMR Corp. (a)                                6,500         444
Burlington Northern, Inc.                    8,800         273
CNF Transportation, Inc.                     2,200          84
Cooper Tire & Rubber Co.                     8,300         196
CSX Corp.                                    4,200         190
Delphi Automotive Systems Corp.              9,085         169
Delta Air Lines, Inc.                       14,300         824
FDX Corp. (a)                                1,400          76
Ford Motor Co.                              27,200       1,534
General Motors Corp.                        20,400       1,346
Genuine Parts Co.                            6,100         214
Harley-Davidson, Inc.                        2,250         122
Norfolk Southern Corp.                       7,800         235
Northwest Airlines Corp. Class A (a)         6,200         201
TRW, Inc.                                    4,300         236
UAL Corp. (a)                                5,200         338
Union Pacific Corp.                         17,300       1,009
                                                    ----------
                                                         7,575
                                                    ----------

CONSUMER DISCRETIONARY - 12.1%
Abercrombie & Fitch Co. Class A (a)          9,600         461
American Greetings Corp. Class A             3,900         117
AT&T Corp. - Liberty Media Group
 Class A (a)                                37,600       1,382
Avon Products, Inc.                          2,800         155
Bed Bath & Beyond, Inc. (a)                 14,400         553
Best Buy Co. (a)                             5,600         378
Black & Decker Corp.                         2,600         164
Brinker International, Inc. (a)              2,600          71
CBS Corp. (a)                                2,400         104
Chris Craft Industries, Inc. (a)             2,000          94
Clear Channel Communications,
 Inc. (a)                                    5,500         379
Costco Cos., Inc. (a)                       10,000         800
Darden Restaurants, Inc.                     4,600         100
Dayton Hudson Corp.                         14,200         923
Dillard's, Inc. Class A                      6,000         211
Disney (Walt) Co.                            5,500         169
Eastman Kodak Co.                            9,998         677
Federated Department Stores, Inc. (a)        8,400         445
Gannett Co., Inc.                            2,500         178
Gap, Inc.                                   27,850       1,403
Hasbro, Inc.                                 1,800          50
Home Depot, Inc. (The)                      43,900       2,829
JC Penney & Co., Inc.                        4,600         223
Kmart Corp. (a)                             41,900         689
Knight-Ridder, Inc.                          4,700         258
Kohl's Corp. (a)                             9,500         733
Lowe's Cos., Inc.                           17,700       1,003
May Department Stores Co.                   14,200         580
McDonald's Corp.                             5,600         231
MediaOne Group, Inc. (a)                    24,100       1,792
Mirage Resorts, Inc. (a)                     7,500         126
Omnicom Group, Inc.                          5,000         400
Premark International, Inc.                  9,600         360
Saks, Inc. (a)                               7,000         202
Sears Roebuck & Co.                         20,400         909
Time Warner, Inc.                           17,700       1,301
TJX Cos., Inc.                               8,800         293
Tribune Co.                                  6,800         592
V.F. Corp.                                   4,300         184
Viacom, Inc. Class B (a)                     2,200          97
Wal-Mart Stores, Inc.                       42,400       2,046
Whirlpool Corp.                             10,300         762
Zale Corp. (a)                               2,400          96
                                                    ----------
                                                        24,520
                                                    ----------

CONSUMER STAPLES - 5.4%
Albertson's, Inc.                           13,041         672
Anheuser-Busch Cos., Inc.                    8,700         617
Clorox Co.                                   3,300         352
Coca-Cola Co. (The)                         10,300         644
Coca-Cola Enterprises, Inc.                  2,600          77
Colgate-Palmolive Co.                        6,800         672
ConAgra, Inc.                               19,200         511
CVS Corp.                                   12,700         645
General Mills, Inc.                          1,800         145
Gillette Co.                                 5,400         221
Heinz (H.J.) Co.                             4,400         221
Hormel Foods Corp.                           4,300         173
IBP, Inc.                                   25,800         613
Kroger Co. (a)                              31,800         888
PepsiCo, Inc.                               23,200         898
Philip Morris Cos., Inc.                    16,700         671
Procter & Gamble Co.                         9,400         839
Quaker Oats Co.                              4,400         292
R.J. Reynolds Tobacco
 Holdings, Inc. (a)                          2,633          83
Rite Aid Corp.                               7,600         187
Safeway, Inc. (a)                            1,900          94
SuperValu, Inc.                              7,100         182
Tyson Foods, Inc. Class A                    8,000         180
Unilever NV (a)                              2,053         143
Walgreen Co.                                15,100         444
Weis Markets, Inc.                           9,200         360
                                                    ----------
                                                        10,824
                                                    ----------


2  Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

                                                       JUNE 30, 1999 (UNAUDITED)


                                                         MARKET
                                            NUMBER       VALUE
                                              OF         (000)
                                            SHARES         $
                                            ------       ------

FINANCIAL SERVICES - 19.2%
AFLAC, Inc.                                  6,800         326
Allstate Corp.                              30,000       1,076
Ambac Financial Group, Inc.                 10,100         577
American General Corp.                       4,300         324
American International Group, Inc.          16,000       1,873
AmSouth Bancorp                             12,250         284
Associates First Capital Corp. Class A      35,554       1,575
Automatic Data Processing, Inc.             10,600         466
Bank of America Corp.                       40,150       2,943
Bank One Corp.                               9,200         548
Bear Stearns Cos., Inc.                     10,500         491
Capital One Financial Corp.                  5,000         278
Chase Manhattan Corp.                       25,700       2,226
Chubb Corp. (The)                            3,600         250
CIGNA Corp.                                  3,800         338
Citigroup, Inc.                             41,450       1,969
Comerica, Inc.                               1,100          65
Commerce Bancshares, Inc.                    9,000         362
Concord EFS, Inc. (a)                        2,600         110
Conseco, Inc.                               19,100         581
Countrywide Credit Industries, Inc.          5,100         218
Dun & Bradstreet Corp.                       5,800         206
Federal Home Loan Mortgage Corp.            16,900         980
Federal National
 Mortgage Association                       26,300       1,798
First Data Corp.                             3,700         181
First Union Corp.                           10,200         479
Fleet Financial Group, Inc.                 43,200       1,917
Foundation Health Systems, Inc. (a)          7,000         105
Golden West Financial Corp.                  6,800         666
Goldman Sachs Group, Inc. (a)                1,300          94
Hartford Financial Services
 Group, Inc. (The)                          13,100         764
Jefferson-Pilot Corp.                        5,700         377
KeyCorp                                      7,700         247
Lehman Brothers Holdings, Inc.               9,600         598
Leucadia National Corp.                     11,100         282
Lincoln National Corp.                       6,400         335
Marsh & McLennan Cos., Inc.                  3,100         234
MBIA, Inc.                                   3,300         214
MBNA Corp.                                  65,000       1,991
Merrill Lynch & Co., Inc.                    7,600         608
Morgan (J.P.) & Co., Inc.                    5,900         829
Morgan Stanley Dean Witter & Co.            32,100       3,290
National City Corp.                          5,000         328
Newcourt Credit Group, Inc.                  6,100          79
Old National Bancorp                         1,200          36
Old Republic International Corp.             7,900         137
Pacific Century Financial Corp.              2,900          63
Paine Webber Group, Inc.                     2,500         117
Paychex, Inc.                                9,400         298
PNC Bank Corp.                               3,000         173
Providian Financial Corp.                    2,100         196
Schwab (Charles) Corp.                       2,100         231
SouthTrust Corp.                             2,400          92
Summit Bancorp                               5,500         230
SunGard Data Systems (a)                     2,500          86
SunTrust Banks, Inc.                         5,200         361
Torchmark Corp.                              6,200         212
Travelers Property Casualty Corp.
 Class A                                     3,800         149
U.S. Bancorp                                 7,300         248
UnionBanCal Corp.                            6,100         220
Unitrin, Inc.                                  500          20
Washington Federal, Inc.                     9,400         210
Washington Mutual, Inc.                     25,328         896
Wells Fargo Co.                             31,300       1,338
                                                    ----------
                                                        38,795
                                                    ----------

HEALTH CARE - 9.7%
Abbott Laboratories                          6,000         273
Aetna, Inc.                                  9,300         832
ALZA Corp. (a)                               6,600         336
American Home Products Corp.                 9,700         558
Amgen, Inc. (a)                             10,400         632
AstraZeneca Group PLC - ADR                  4,300         169
Bard (C.R.), Inc.                            1,800          86
Baxter International, Inc.                  10,400         631
Bergen Brunswig Corp. Class A                8,000         138
Bristol-Myers Squibb Co.                    44,400       3,126
Columbia/HCA Healthcare Corp.               34,100         778
HCR Manor Care, Inc. (a)                     7,000         169
Johnson & Johnson                           12,900       1,264
Lilly (Eli) & Co.                            5,400         387
Mallinckrodt, Inc.                           7,400         269
McKesson HBOC, Inc.                         25,400         816
Medtronic, Inc.                              8,000         623
Merck & Co., Inc.                           12,200         903
PacifiCare Health Systems, Inc.
 Class B (a)                                 2,200         158
Patterson Dental Co. (a)                     3,000         104
Pfizer, Inc.                                16,100       1,767
Pharmacia & Upjohn, Inc.                    18,800       1,068
Quintiles Transnational Corp. (a)            5,600         235
Schering-Plough Corp.                       49,000       2,597
Steris Corp. (a)                             3,700          72
Tenet Healthcare Corp. (a)                   7,200         134
Warner-Lambert Co.                          21,000       1,457
                                                    ----------
                                                        19,582
                                                    ----------




                                                       Multi-Style Equity Fund 3

MULTI-STYLE EQUITY FUND

                                                       JUNE 30, 1999 (UNAUDITED)



                                                         MARKET
                                            NUMBER       VALUE
                                              OF         (000)
                                            SHARES         $
                                            ------       ------

INTEGRATED OILS - 4.5%
Amerada Hess Corp.                          12,500         744
Ashland, Inc.                                4,000         161
Chevron Corp.                                2,300         219
Coastal Corp.                               14,100         564
Conoco, Inc. Class A                        30,600         853
Exxon Corp.                                 33,600       2,591
Mobil Corp.                                  7,900         782
Phillips Petroleum Co.                      13,300         669
Royal Dutch Petroleum Co.                    5,000         301
Texaco, Inc.                                16,300       1,019
Unocal Corp.                                27,600       1,094
                                                    ----------
                                                         8,997
                                                    ----------

MATERIALS AND PROCESSING - 7.1%
Alcoa, Inc.                                  8,700         538
American Standard Cos., Inc. (a)             3,300         158
Archer-Daniels-Midland Co.                  15,300         236
Armstrong World Industries, Inc.             2,400         139
Boise Cascade Corp.                          3,400         146
Cabot Corp.                                  4,000          97
Centex Corp.                                10,900         409
Champion International Corp.                 3,200         153
Consolidated Papers, Inc.                    5,200         139
Crown Cork & Seal Co., Inc.                  5,200         148
Dow Chemical Co.                             8,600       1,091
du Pont (E.I.) de Nemours & Co.             10,200         697
Fluor Corp.                                  5,500         223
FMC Corp. (a)                                2,300         157
Fort James Corp.                            14,700         557
Georgia-Pacific Corp. (Timber Group)         3,800          96
Goodrich (B.F.) Co.                          4,000         170
Great Lakes Chemical Corp.                   3,700         170
Illinois Tool Works, Inc.                    3,700         303
International Paper Co.                     27,100       1,369
Kimberly-Clark Corp.                         4,700         268
Louisiana Pacific Corp.                      3,000          71
Millennium Chemicals, Inc.                   4,600         108
Mohawk Industries, Inc. (a)                  2,600          79
Monsanto Co.                                12,300         485
Nalco Chemical Co.                           3,900         202
Nucor Corp.                                  4,000         190
Owens Corning                                3,200         110
Praxair, Inc.                                3,500         171
Reynolds Metals Co.                         11,000         649
Sealed Air Corp. New (a)                     6,400         415
Sigma Aldrich Corp.                          6,500         224
Smurfit-Stone Container Corp. (a)            8,800         180
Sonoco Products Co.                          6,100         183
Temple-Inland, Inc.                          2,500         171
Tyco International, Ltd.                    32,700       3,098
Union Carbide Corp.                          3,600         176
USG Corp.                                    3,600         202
Vulcan Materials Co.                         1,600          77
W.R. Grace & Co. New (a)                     5,700         105
Willamette Industries, Inc.                  3,800         175
Witco Corp.                                  3,400          68
                                                    ----------
                                                        14,403
                                                    ----------

OTHER ENERGY - 0.3%
Occidental Petroleum Corp.                   9,400         199
Sunoco, Inc.                                 4,200         127
Tosco Corp.                                  8,300         215
Ultramar Diamond Shamrock Corp.              5,200         113
                                                    ----------
                                                           654
                                                    ----------

PRODUCER DURABLES - 5.6%
Applied Materials, Inc. (a)                 12,700         938
Boeing Co.                                   5,100         225
Briggs & Stratton Corp.                      2,800         162
Caterpillar, Inc.                           14,100         846
Cordant Technologies, Inc.                   1,700          77
D.R. Horton, Inc.                            6,900         115
Deere & Co.                                 21,300         844
General Electric Co.                        18,700       2,113
Honeywell, Inc.                              1,200         139
Ingersoll-Rand Co.                           6,900         446
KLA Instruments Corp. (a)                    7,500         486
Lexmark International Group, Inc.
  Class A (a)                                2,600         172
Litton Industries, Inc. (a)                  8,400         603
Lockheed Martin Corp.                       18,900         704
Northrop Grumman Corp.                       2,800         186
Pall Corp.                                   7,300         162
Snap-On Tools Corp.                          3,900         141
Solectron Corp. (a)                          2,200         147
Tecumseh Products Co. Class A                7,500         454
Teradyne, Inc. (a)                           3,500         251
Thomas & Betts Corp.                         3,400         161
United Technologies Corp.                   10,000         717
Xerox Corp.                                 16,500         975
York International Corp.                     4,200         180
                                                    ----------
                                                        11,244
                                                    ----------

TECHNOLOGY - 15.5%
Affiliated Computer Services, Inc.
 Class A (a)                                 1,200          61
America Online, Inc. (a)                     7,900         873
American Management
 Systems, Inc. (a)                             600          19
Apple Computer, Inc. (a)                    16,100         746







4  Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

                                                       JUNE 30, 1999 (UNAUDITED)



                                                         MARKET
                                            NUMBER       VALUE
                                              OF         (000)
                                            SHARES         $
                                            ------       ------

BMC Software, Inc. (a)                       5,100         275
Cisco Systems, Inc. (a)                     50,200       3,235
Compuware Corp. (a)                         13,900         441
Comverse Technology, Inc. (a)                  600          45
Cooper Industries, Inc.                      3,600         187
Dell Computer Corp. (a)                     71,400       2,637
EarthLink Network, Inc. (a)                  6,100         375
Electronic Data Systems Corp.               15,610         883
EMC Corp. (a)                               24,200       1,331
General Dynamics Corp.                       3,800         260
Hewlett-Packard Co.                          3,600         362
IMS Health, Inc.                            14,100         441
Inktomi Corp. (a)                              600          79
Intel Corp.                                 66,554       3,956
International Business
 Machines Corp.                             34,960       4,519
LSI Logic Corp. (a)                         10,300         475
Lucent Technologies, Inc.                   40,750       2,748
Micron Technology, Inc. (a)                  4,000         161
Microsoft Corp. (a)                         45,300       4,083
MindSpring Enterprises, Inc. (a)             9,000         399
Motorola, Inc.                               2,600         246
Quantum Corp. (a)                            8,800         211
Scientific-Atlanta, Inc.                     9,300         335
Seagate Technology (a)                       8,600         220
Sterling Software, Inc. (a)                 10,400         278
Sun Microsystems, Inc. (a)                   6,500         448
Symbol Technologies, Inc.                    1,950          72
Tech Data Corp. (a)                          3,000         115
Tellabs, Inc. (a)                            2,200         149
Texas Instruments, Inc.                      1,100         160
Textron, Inc.                                5,200         428
Yahoo!, Inc. (a)                               200          34
                                                    ----------
                                                        31,287
                                                    ----------

UTILITIES - 11.1%
Allegheny Energy, Inc.                       6,100         196
Alliant Energy Corp. (a)                     5,300         150
Ameren Corp.                                 4,700         180
American Electric Power Co., Inc.            4,800         180
Ameritech Corp.                              3,800         279
AT&T Corp.                                  36,900       2,059
Bell Atlantic Corp.                         21,780       1,424
BellSouth Corp.                             18,900         886
Central & Southwest Corp.                    8,500         199
CenturyTel, Inc.                            13,200         525
Cinergy Corp.                                5,900         189
Comcast Corp. Special Class A                3,500         135
Consolidated Edison, Inc.                   14,300         647
Cox Communications, Inc. Class A (a)         9,900         364
Energy East Corp.                           10,000         260
Entergy Corp.                                7,900         247
FirstEnergy Corp.                            6,500         202
Florida Progress Corp.                       3,200         132
FPL Group, Inc.                              5,600         306
GPU, Inc.                                   12,200         515
GTE Corp.                                    2,400         182
MCI WorldCom, Inc. (a)                      44,100       3,793
Minnesota Power, Inc.                        2,100          42
New Century Energies, Inc.                   5,000         194
Nextel Communications, Inc.
 Class A (a)                                 9,400         472
Nokia Corp. - ADR                           32,400       2,967
Paging Network, Inc. (a)                    78,600         378
Peco Energy Co.                              8,500         356
PG&E Corp.                                  11,700         380
SBC Communications, Inc.                    33,100       1,920
Sprint Corp.                                 8,000         423
Texas Utilities Co.                         10,200         421
U.S. West, Inc.                                600          35
Unicom Corp.                                17,500         675
United States Cellular Corp. (a)             6,200         332
Vodafone Group PLC - ADR                     1,950         384
Western Resources, Inc.                      4,600         122
Wisconsin Energy Corp.                       6,300         158
                                                    ----------
                                                        22,309
                                                    ----------

TOTAL COMMON STOCKS
(cost $175,931)                                        190,190
                                                    ----------

                                         PRINCIPAL
                                          AMOUNT
                                           (000)
                                             $
                                         ---------
SHORT-TERM INVESTMENTS - 5.6%
Frank Russell Investment Company
 Money Market Fund,
 due on demand (b)                          10,268      10,268
United States Treasury Notes (b)(c)
 5.875% due 07/31/99                           950         954
                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $11,222)                                          11,222
                                                    ----------



                                                       Multi-Style Equity Fund 5

MULTI-STYLE EQUITY FUND

                                                       JUNE 30, 1999 (UNAUDITED)



                                                      MARKET
                                                       VALUE
                                                       (000)
                                                         $

TOTAL INVESTMENTS - 99.8%
(identified cost $187,153)                             201,412

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                 418
                                                    ----------

                                                       201,830
NET ASSETS - 100.0%                                 ==========




                                                    UNREALIZED
                                  NUMBER           APPRECIATION
                                    OF            (DEPRECIATION)
                                 CONTRACTS            (000)
                                 ---------        --------------
FUTURES CONTRACTS

S&P 500 Index
 expiration date 09/99                  27        $          365

S&P Midcap 400 Index
 expiration date 09/99                   7                    32
                                                  --------------
Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                              $          397
                                                  ==============



(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.

Abbreviations:
ADR - American Depositary Receipt
NV - Nonvoting






See accompanying notes which are an integral part of the financial statements.


6  Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)        JUNE 30, 1999 (UNAUDITED)



ASSETS
Investments at market (identified cost $187,153)..............   $      201,412
Receivables:
 Dividends and interest.......................................              182
 Investments sold.............................................              775
 Fund shares sold.............................................              229
 Daily variation margin on futures contracts..................              176
Deferred organization expenses................................                3
                                                                 --------------

   Total Assets...............................................          202,777

LIABILITIES
Payables:
 Investments purchased..........................   $         661
 Fund shares redeemed...........................               1
 Accrued fees to affiliates.....................             167
 Other accrued expenses.........................             118
                                                   -------------

   Total Liabilities..........................................              947
                                                                 --------------

NET ASSETS....................................................   $      201,830
                                                                 ==============

NET ASSETS CONSIST OF:
Undistributed net investment income...........................   $          293
Accumulated net realized gain (loss)..........................            7,822
Unrealized appreciation (depreciation) on:
 Investments..................................................           14,259
 Futures contracts............................................              397
Shares of beneficial interest.................................              121
Additional paid-in capital....................................          178,938
                                                                 --------------

NET ASSETS....................................................   $      201,830
                                                                 ==============

NET ASSET VALUE, offering and redemption price per share:
 ($201,830,252 divided by 12,137,271 shares of $.01 par value
   shares of beneficial interest outstanding).................   $        16.63
                                                                 ==============




  See accompanying notes which are an integral part of the financial statements.


                                                      Multi-Style Equity Fund  7

MULTI-STYLE EQUITY FUND

STATEMENT OF OPERATIONS

Amounts in thousands          FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)



INVESTMENT INCOME
 Dividends....................................................   $          932
 Interest.....................................................               11
                                                                 --------------

   Total Investment Income....................................              943

EXPENSES
 Management fees.................................  $         450
 Custodian fees..................................             52
 Transfer agent fees.............................              4
 Professional fees...............................             10
 Registration fees...............................             17
 Trustees' fees..................................              5
 Amortization of deferred organization expenses..              1
 Miscellaneous...................................             15
                                                   -------------

 Expenses before reductions......................            554
 Expense reductions..............................            (23)
                                                   -------------

   Expenses, net..............................................              531
                                                                 --------------

Net investment income.........................................              412
                                                                 --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments.....................................          8,536
 Futures contracts...............................            316          8,852
                                                   -------------
Net change in unrealized appreciation
 (depreciation) on:
 Investments.....................................          3,435
 Futures contracts...............................            181          3,616
                                                   ------------- --------------

Net realized and unrealized gain (loss).......................           12,468
                                                                 --------------

Net increase (decrease) in net assets resulting from operations  $       12,880
                                                                 ==============





See accompanying notes which are an integral part of the financial statements.


8  Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                   FOR THE SIX MONTHS      FOR THE YEAR
                                                   ENDED JUNE 30, 1999         ENDED
                                                       (UNAUDITED)       DECEMBER 31, 1998
                                                   -------------------   -----------------
OPERATIONS
 Net investment income...........................        $         412      $          326
 Net realized gain (loss)........................                8,852               4,501
 Net change in unrealized appreciation
 (depreciation)..................................                3,616               7,089
                                                         -------------      --------------

   Net increase (decrease) in net assets
   resulting from operations.....................               12,880              11,916
                                                         -------------      --------------
DISTRIBUTIONS
 From net investment income......................                 (238)               (248)
 From net realized gain on investments...........               (5,503)               (610)
                                                         -------------      --------------

   Net decrease from distributions...............               (5,741)               (858)
                                                         -------------      --------------
SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share
 transactions....................................              120,693              39,301
                                                         -------------      --------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS......              127,832              50,359

NET ASSETS
 Beginning of period.............................               73,998              23,639
                                                         -------------      --------------
 End of period (including undistributed net
   investment income of $293 and $119,
   respectively).................................        $     201,830      $        73,998
                                                         =============      ===============




  See accompanying notes which are an integral part of the financial statements.


                                                      Multi-Style Equity Fund  9

MULTI-STYLE EQUITY FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                           YEARS ENDED DECEMBER 31,
                                                          -------------------------
                                                      1999*       1998      1997**
                                                    ---------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD.............   $   16.02   $  12.78   $  10.00
                                                    ---------   --------   --------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c).......................         .06        .10        .09
 Net realized and unrealized gain (loss) on
   investments...................................        1.75       3.49       2.75
                                                     ---------   --------   --------

   Total Income From Investment Operations.......        1.81       3.59       2.84
                                                     ---------   --------   --------

DISTRIBUTIONS
 From net investment income......................        (.05)      (.08)      (.06)
 From net realized gain on investments...........       (1.15)      (.27)        --
                                                    ---------   --------   --------

   Total Distributions...........................       (1.20)      (.35)      (.06)
                                                    ---------   --------   --------

NET ASSET VALUE, END OF PERIOD...................   $   16.63   $  16.02   $  12.78
                                                    =========   ========   ========

TOTAL RETURN (%)(a)..............................       12.13      28.71      28.53

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)........     201,830     73,998     23,639

 Ratios to average net assets (%)(b):
   Operating expenses, net.......................         .92        .92        .92
   Operating expenses, gross.....................         .96       1.21       1.61
   Net investment income.........................         .71        .70        .76

 Portfolio turnover rate (%)(b)..................       76.02      78.89      64.95



*    For the six months ended June 30, 1999 (Unaudited).
** For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a)  Periods less than one year are not annualized.
(b) The ratios for the periods ended June 30, 1999 and December 31, 1997 are annualized.
(c) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



10  Multi-Style Equity Fund

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS

                                          JUNE 30, 1999 (UNAUDITED)

                                                          MARKET
                                             NUMBER       VALUE
                                               OF         (000)
                                             SHARES         $
                                             ------       ------

COMMON STOCKS - 94.1%
AUTO AND TRANSPORTATION - 5.3%
Airborne Freight Corp.                        3,700         102
Alaska Air Group, Inc. (a)                    2,000          84
America West Holding Corp. Class B (a)        5,400         102
American Freightways Corp. (a)                5,000          98
Arvin Industries, Inc.                        8,100         307
Atlas Air, Inc. (a)                           3,900         126
Avis Rent A Car, Inc. (a)                     4,800         140
Avondale Industries, Inc. (a)                   600          23
Bandag, Inc.                                  2,300          80
Barnes Group, Inc.                            2,000          44
Borg-Warner Automotive, Inc.                  2,200         121
Carlisle Cos., Inc.                           2,400         116
CNF Transportation, Inc.                        700          27
Coachmen Industries, Inc.                     4,400         102
Collins & Aikman Corp.                        7,500          57
Consolidated Freightways Corp. (a)            4,000          51
Continental Airlines, Inc. Class B (a)        5,500         207
Dollar Thrifty Automotive Group, Inc. (a)     3,700          86
Eagle USA Airfreight, Inc. (a)                1,700          72
Federal-Mogul Corp.                             400          21
Fleetwood Enterprises, Inc.                   2,800          74
Gentex Corp. (a)                              7,300         204
Hertz Corp. Class A                           1,500          93
Landstar Systems, Inc. (a)                    1,600          58
Lear Corp. (a)                                1,100          55
M.S. Carriers, Inc. (a)                       1,800          53
Mascotech, Inc.                               3,500          59
Midwest Express Holdings, Inc. (a)            1,500          51
Modine Manufacturing Co.                      3,100         101
MotivePower Industries, Inc. (a)              2,250          40
Myers Industries, Inc.                        6,400         128
National R.V. Holdings, Inc. (a)              1,050          25
Navistar International Corp. (a)              5,100         255
Roadway Express, Inc.                         1,800          35
Simpson Industries, Inc.                      3,300          34
Standard Motor Products, Inc. Class A         2,200          54
Standard Products Co.                         3,400          87
Swift Transportation Co., Inc. (a)            5,400         118
Tower Automotive, Inc. (a)                    4,500         114
Wabash National Corp.                         3,400          66
Winnebago Industries, Inc.                    3,000          68
XTRA Corp. (a)                                1,700          78
Yellow Corp. (a)                              3,500          60
                                                     ----------
                                                          3,876
                                                     ----------

CONSUMER DISCRETIONARY - 19.9%
7-Eleven, Inc. (a)                           19,600          43
99 Cents Only Stores NPV (a)                  1,500          75
Abacus Direct Corp. (a)                       1,600         144
Abercrombie & Fitch Co. Class A (a)           8,000         384
Acclaim Entertainment, Inc. (a)               7,200          46
Action Performance Companies, Inc. (a)        1,100          36
Activision, Inc. New (a)                      3,100          45
Alberto Culver Co. Class B                    1,900          51
Amazon.com, Inc. (a)                          4,400         550
AMERCO (a)                                    1,800          40
American Eagle Outfitters, Inc. NPV (a)       4,600         209
Anchor Gaming (a)                             1,000          48
AnnTaylor Stores Corp. (a)                    4,400         198
Applebee's International, Inc.                4,500         136
Authentic Fitness Corp.                       2,800          49
Barnes & Noble, Inc. (a)                      3,500          96
Bed Bath & Beyond, Inc. (a)                   7,600         292
BJ's Wholesale Club, Inc. (a)                 9,300         280
Blair Corp.                                   1,000          27
Bob Evans Farms, Inc.                         4,300          85
Brinker International, Inc. (a)              10,600         288
Brown Shoe Co., Inc.                          6,800         148
Brunswick Corp.                                 800          22
Callaway Golf Co.                             2,700          39
Carmike Cinemas, Inc. (a)                     2,200          35
Catalina Marketing Corp. (a)                  2,300         212
Catalytica, Inc. (a)                          7,800         109
CDI Corp. (a)                                 1,000          34
CEC Entertainment, Inc. (a)                   1,900          80
Central Garden & Pet Co. (a)                  3,300          34
Central Newspapers, Inc. Class A              1,100          41
Chicos Fas, Inc. (a)                          1,200          28
Chris Craft Industries, Inc. (a)              3,748         177
Claire's Stores, Inc.                         2,400          62
Consolidated Graphics, Inc. (a)               2,900         145
Copart, Inc. (a)                              2,900          62
Cox Radio, Inc. Class A (a)                   2,500         136
Darden Restaurants, Inc.                      7,000         153
Day Runner, Inc. (a)                          2,000          25
Deluxe Corp.                                  7,600         296
Dendrite International, Inc. (a)              3,600         130
Department 56, Inc. (a)                       2,700          73
DeVry, Inc. (a)                               6,900         154
Discount Auto Parts, Inc. (a)                 1,800          43
Dollar Tree Stores, Inc. (a)                  4,400         193
Enesco Group, Inc.                            1,100          25
Equity Inns, Inc.                             6,400          59
Ethan Allen Interiors, Inc.                     900          34
Family Dollar Stores, Inc.                   12,400         298
Family Golf Centers, Inc. (a)                 2,500          19
Foodmaker, Inc. (a)                           5,100         145
Footstar, Inc. (a)                              700          26
Furniture Brands International, Inc. (a)      3,800         106
GC Companies, Inc. (a)                        1,200          43



12 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

                                                       JUNE 30, 1999 (UNAUDITED)


                                                          MARKET
                                             NUMBER       VALUE
                                               OF         (000)
                                             SHARES         $
                                             ------       ------

Genesco, Inc. (a)                             1,900          28
Grey Advertising, Inc.                          200          66
GTECH Holdings Corp. (a)                      6,700         158
Handleman Co. (a)                             5,400          64
Harcourt General, Inc.                        3,200         165
Harland (John H.) Co.                         3,500          70
Haverty Furniture Co., Inc.                   3,300         116
Hearst-Argyle Television, Inc. (a)            2,130          51
Hollinger International, Inc. Class A         8,000          95
Hollywood Entertainment Corp. (a)             1,300          25
Hollywood Park, Inc. (a)                      5,000          85
Houghton Mifflin Co.                          3,100         146
Innkeepers USA Trust                          6,900          69
Interim Services, Inc. (a)                    8,700         179
Jones Apparel Group, Inc. (a)                   500          17
Kellwood Co.                                  2,800          76
La-Z-Boy, Inc.                                4,500         104
Legato Systems, Inc. (a)                      4,900         283
Level One Communications, Inc. (a)            5,000         245
Linens 'N Things, Inc. (a)                    5,700         249
Lone Star Steakhouse & Saloon (a)             7,100          69
Mandalay Resort Group (a)                     6,400         135
Manpower, Inc.                                1,800          41
McClatchy Co. Class A                         3,800         126
Media General, Inc. Class A                   4,400         224
Merrill Corp.                                 2,400          33
Michaels Stores, Inc. (a)                     2,000          61
Micro Warehouse, Inc. (a)                     1,400          25
Musicland Stores Corp. (a)                   10,700          95
Neiman-Marcus Group, Inc. (a)                 3,000          77
NTL, Inc. (a)                                 2,900         250
O'Sullivan Industries Holdings, Inc. (a)      3,300          56
Ogden Corp.                                   8,300         224
On Assignment, Inc. (a)                       2,000          52
Oshkosh B' Gosh, Inc. Class A                 3,500          72
Outback Steakhouse, Inc. (a)                  5,150         201
Papa Johns International, Inc. (a)            1,700          76
Plantronics, Inc. (a)                         1,300          85
Playboy Enterprises, Inc. Class B (a)           800          21
Playtex Products, Inc. (a)                    2,800          44
Pomeroy Computer Resources, Inc. (a)          1,600          22
Quicksilver, Inc. (a)                         2,850          74
RARE Hospitality International, Inc. NPV (a)  1,800          46
Rayovac Corp. (a)                             2,100          48
Recoton Corp. (a)                             1,800          16
Regis Corp.                                   7,250         139
Rent-Way, Inc. (a)                            2,000          49
Ross Stores, Inc.                             9,200         462
Russ Berrie & Co., Inc.                       2,900          72
Ryan's Family Steak Houses, Inc. (a)          9,400         109
Salton, Inc. (a)                              2,200         110
Scholastic Corp. (a)                          1,400          71
Shaw Industries, Inc. (a)                     7,900         130
ShopKo Stores, Inc. (a)                       1,200          44
Snyder Communications, Inc. (a)               3,600         118
Sonic Corp. (a)                               5,650         182
Springs Industries, Inc.                      1,200          52
Station Casinos, Inc. (a)                     1,300          26
Stewart Enterprises, Inc. Class A             2,700          39
Sylvan Learning Systems, Inc. (a)               800          22
Talbots, Inc.                                 2,900         111
TCA Cable Television, Inc.                    2,000         111
TETRA Technologies, Inc. (a)                  8,125         134
The Men's Wearhouse, Inc. (a)                 4,700         120
Tiffany & Co.                                   800          77
Timberland Co. Class A (a)                    1,200          82
TMP Worldwide, Inc. (a)                       1,500          95
Toro Co.                                      1,900          75
TV Guide, Inc. Class A (a)                    8,100         295
United Stationers, Inc. (a)                   2,600          57
Viad Corp.                                    4,800         149
Wackenhut Corp.                               1,300          39
Wal-Mart Stores, Inc.                           500          24
Wendy's International, Inc.                   5,900         166
WestPoint Stevens, Inc.                         500          15
Wet Seal, Inc. Class A (The) (a)              4,400         123
Wiley (John) & Son Inc. Class A               6,000         105
Williams-Sonoma, Inc. (a)                     3,500         121
Zale Corp. (a)                                6,600         263
                                                     ----------
                                                         14,559
                                                     ----------

CONSUMER STAPLES - 2.4%
Canandaigua Brands Inc. Class A (a)           2,100         110
Coors (Adolph) Co. Class B                    3,000         149
Flowers Industries, Inc.                      6,700         145
IBP, Inc.                                    18,900         449
Interstate Bakeries Corp.                     4,800         108
J & J Snack Foods Corp. (a)                   1,400          34
McCormick & Co., Inc.                         1,300          41
Performance Food Group Co. (a)                1,900          52
Pilgrim's Pride Corp.                         3,400         102
Robert Mondavi Corp. Class A (a)                700          25
SuperValu, Inc.                              10,200         262
U.S. Foodservice (a)                          2,300          98
Universal Corp.                               2,900          82
Universal Foods Corp.                         4,000          84
                                                     ----------
                                                          1,741
                                                     ----------

FINANCIAL SERVICES - 15.3%
Acceptance Insurance Companies, Inc. (a)      2,900          44
Advanta Corp. Class A                         1,600          29
Advest Group, Inc. (The)                      1,700          34



                                                       Aggressive Equity Fund 13

AGGRESSIVE EQUITY FUND

                                                       JUNE 30, 1999 (UNAUDITED)


                                                          MARKET
                                             NUMBER       VALUE
                                               OF         (000)
                                             SHARES         $
                                             ------       ------

Alfa Corp.                                    2,500          49
Ambac Financial Group, Inc.                   2,000         114
American Annuity Group, Inc.                    900          22
American Heritage Life
 Investment Corp.                             3,000          74
Ameritrade Holding Corp. Class A (a)            300          32
Area Bancshares Corp.                         1,400          37
Astoria Financial Corp.                       3,700         162
BancWest Corp.                                  400          15
Banknorth Group, Inc.                         1,100          36
Bay View Capital Corp.                        6,700         137
BISYS Group, Inc. New (a)                     6,000         351
BOK Financial Corp. (a)                       1,400          35
Borg-Warner Security Corp. (a)                1,200          24
Brown & Brown, Inc.                           1,300          49
BSB Bancorp, Inc.                             1,600          43
Cathay Bancorp, Inc.                          1,200          51
CBL & Associates Properties, Inc.             3,300          87
CCB Financial Corp.                           2,800         148
Chelsea GCA Realty, Inc.                      2,600          97
Citizens Banking Corp.                        5,700         171
City National Corp.                           4,400         165
CNB Bancshares, Inc.                          2,900         165
Colonial BancGroup, Inc.                      8,800         123
Colonial Properties Trust                     3,400          96
Commerce Bancorp, Inc.                        3,800         162
Commerce Bancshares, Inc.                       750          30
Concord EFS, Inc. (a)                         3,200         135
CORUS Bankshares, Inc.                        1,600          51
Cullen Frost Bankers, Inc.                      600          17
Delphi Financial Group, Inc. (a)              3,867         139
Developers Diversified Realty Corp.           6,100         101
Dime Bancorp, Inc.                           12,000         242
DST Systems, Inc. (a)                         3,900         245
E.W. Blanch Holdings, Inc.                    2,800         191
Eaton Vance Corp.                             4,600         158
Enhance Financial Services Group, Inc.        4,000          79
Everest Reinsurance Holdings, Inc.            4,100         134
FBL Financial Group, Inc. Class A             1,300          25
Fidelity National Financial                   3,400          71
Financial Security Assurance
 Holdings, Ltd.                               2,300         120
FINOVA Group, Inc.                            3,800         200
First American Financial Corp.               18,800         336
First Bancorp.                                1,000          23
First Citizens BancShares, Inc.               1,200          97
First Republic Bank (a)                         800          23
First Washington Bancorp, Inc.                2,400          48
Fiserv, Inc. (a)                              7,650         240
Fremont General Corp.                         8,400         159
Fulton Financial Corp.                        2,500          52
Gallagher (Arthur J.) & Co.                   1,900          94
GATX Corp.                                    5,900         225
GBC Bancorp                                   2,200          45
Glimcher Realty Trust                         3,900          63
Greenpoint Financial Corp.                    1,900          62
Hambrecht & Quist Group (a)                   1,500          56
Hamilton Bancorp, Inc. (a)                    1,000          24
Harleysville Group, Inc.                      2,600          53
Harris Financial, Inc.                        2,300          25
HCC Insurance Holdings, Inc.                  4,600         104
Hibernia Corp. Class A                        2,800          44
Hospitality Properties Trust                  3,900         106
Imperial Bancorp (a)                          1,247          25
Independent Bank Corp.                        1,000          15
Interpool, Inc.                               2,700          35
InterWest Bancorp, Inc.                       2,500          62
Investors Financial Services Corp.            6,900         276
J.P. Realty, Inc.                             2,500          51
Jefferies Group, Inc.                         4,700         141
JSB Financial, Inc.                             600          31
Keystone Financial, Inc.                      3,700         109
Kimco Realty Corp. REIT                       3,300         129
LandAmerica Financial Group, Inc.             3,500         101
MAF Bancorp, Inc.                             3,600          87
McGrath RentCorp                              4,400          85
Medical Assurance, Inc. (a)                   3,000          85
Mercantile Bankshares Corp.                   5,100         180
Mid-America Apartment Communties, Inc.        3,100          72
MidAmerica Bancorp NPV                        1,800          44
National City Bancorporation                  1,900          39
National Commerce Bancorp                     2,100          46
National Golf Properties, Inc.                  900          22
National Western Life Insurance Co.
 Class A (a)                                    300          29
NBT Bancorp, Inc.                             2,300          47
Old National Bancorp                          1,900          57
Orion Capital Corp.                           1,200          43
Pacific Century Financial Corp.               9,300         201
Pennsylvania Real Estate
 Investment Trust                             2,200          46
Peoples Heritage Financial Group              8,100         152
Premier Bancshares, Inc.                      2,700          49
Prime Retail, Inc.                            7,300          63
Provident Bankshares Corp.                    3,800          88
Queens County Bancorp                           900          29
Radian Group, Inc. (a)                          400          20
Regency Realty Corp.                          3,800          83
Reinsurance Group Of America                  4,300         152
Reliance Bancorp, Inc.                        1,700          47
Reliance Group Holdings, Inc.                 9,400          70
Resource Bancshares Mortgage Group            4,700          48




14 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

                                                       JUNE 30, 1999 (UNAUDITED)


                                                          MARKET
                                             NUMBER       VALUE
                                               OF         (000)
                                             SHARES         $
                                             ------       ------

Riggs National Corp.                          3,000          61
RLI Corp.                                       850          33
Rollins Truck Leasing Corp.                   6,450          72
Roslyn Bancorp, Inc.                          6,020         103
SEI Corp.                                     1,200         106
Silicon Valley Bancshares (a)                 3,400          84
Southwest Securities Group, Inc.                900          65
Sovereign Bancorp, Inc.                       5,800          71
Stewart Information Services Corp.            3,400          72
SunGard Data Systems  (a)                     4,700         162
Texas Regional Bancshares, Inc.
 Class A                                      2,100          57
Transatlantic Holdings, Inc.                  1,600         120
Triad Guaranty, Inc. (a)                      1,200          21
Triangle Bancorp, Inc.                        1,500          25
TriNet Corporate Realty Trust, Inc.           2,800          78
TrustCo Bank Corp. NY                         1,900          51
United Bankshares, Inc.                       2,800          74
United National Bancorp                         600          14
Unitrin, Inc.                                   500          20
USBANCORP, Inc.                               4,900          75
Valley National Bancorp                         919          26
Washington Federal, Inc.                      4,400          98
Webster Financial Corp.                       4,400         119
West Coast Bancorp NPV                        2,300          40
Western Bancorp                               1,000          43
XL Capital, Ltd. Class A                      1,555          87
Zions Bancorp                                 2,400         151
                                                     ----------
                                                         11,156
                                                     ----------

HEALTH CARE - 6.8%
Alpharma, Inc. Class A                        4,700         167
AmeriSource Health Corp. Class A (a)         10,600         270
Bard (C.R.), Inc.                             3,400         163
Barr Laboratories, Inc.  (a)                  1,000          40
Bergen Brunswig Corp. Class A                10,900         188
Bindley Western Industries, Inc.              5,867         135
Biogen, Inc. (a)                              5,800         373
Biomet, Inc.                                  5,400         214
Cytyc Corp. (a)                               2,700          52
Datascope Corp. (a)                           1,700          55
Diagnostic Products Corp.                     1,900          52
Express Scripts, Inc. Class A (a)             3,500         211
Genzyme Corp.  (a)                            3,000         145
Genzyme Surgical Products (a)                   537           2
Hanger Orthopedic Group, Inc. (a)             1,600          23
IDEC Pharmaceuticals Corp. (a)                1,900         146
IDEXX Laboratories, Inc. (a)                  1,500          35
Liposome Co., Inc. (a)                        2,500          47
Mallinckrodt, Inc.                            7,500         273
Maxxim Medical, Inc. (a)                      3,200          75
Medco Research, Inc.  (a)                     1,600          42
MedImmune, Inc. (a)                           5,400         367
Millennium Pharmaceuticals, Inc. (a)          2,800         101
Mylan Laboratories, Inc.                      4,500         119
Omnicare, Inc.                                5,400          68
PacifiCare Health Systems, Inc.
 Class B (a)                                  2,400         173
Patterson Dental Co. (a)                      3,500         122
PSS World Medical, Inc. (a)                   6,500          72
ResMed, Inc. (a)                              2,600          86
Roberts Pharmaceutical Corp. (a)              7,800         189
Shared Medical Systems                        1,000          65
St. Jude Medical, Inc.  (a)                   1,700          61
Sybron International Corp. (a)                7,400         204
Trigon Healthcare, Inc. (a)                   1,700          62
United Payors & United
 Providers, Inc. (a)                          2,700          63
Universal Health Services, Inc.
 Class B (a)                                  4,500         215
Veterinary Centers of America, Inc. (a)       5,200          70
VISX, Inc. (a)                                2,700         214
Vital Signs, Inc.                             1,300          26
                                                     ----------
                                                          4,985
                                                     ----------

INTEGRATED OILS - 0.6%
Enron Oil & Gas Co.                           7,800         158
Murphy Oil Corp.                              2,100         103
Tesoro Petroleum Corp.  (a)                   9,100         145
TransMontaigne, Inc. (a)                      1,700          21
                                                     ----------
                                                            427
                                                     ----------

MATERIALS AND PROCESSING - 9.2%
ACX Technologies, Inc. (a)                    4,100          67
AK Steel Holding Corp.                        3,800          86
Albemarle Corp.                               3,400          79
Amcast Industrial Corp.                       1,400          23
Ball Corp.                                    5,100         215
Boise Cascade Corp.                           5,000         214
Bowater, Inc.                                 1,100          52
Brush Wellman, Inc.                           3,000          54
Cabot Corp.                                   5,300         128
Cambrex Corp.                                 2,000          53
Centex Corp.                                 10,100         379
Chesapeake Corp.                              1,500          56
Citation Corp. (a)                            2,500          40
Clarcor, Inc.                                 1,300          25
Cleveland-Cliffs, Inc.                        1,900          62
Commercial Metals Co.                         2,500          71
Dexter Corp.                                    800          33
EastGroup Properties, Inc.                    3,400          68
Elcor Chemical Corp.                          3,500         153




                                                       Aggressive Equity Fund 15

AGGRESSIVE EQUITY FUND

                                                       JUNE 30, 1999 (UNAUDITED)


                                                          MARKET
                                             NUMBER       VALUE
                                               OF         (000)
                                             SHARES         $
                                             ------       ------

Engelhard Corp.                               6,900         156
Ethyl Corp.                                   5,200          31
FMC Corp. (a)                                 2,000         137
Geon Co.                                      3,500         113
Harsco Corp.                                  3,400         109
Home Properties of New York, Inc.             2,900          80
IMC Global, Inc.                              7,700         136
Insituform Technologies, Inc. Class A (a)     3,100          66
International Specialty Products, Inc. (a)    2,400          24
Internet Corp.                                3,300          50
Jacob's Engineering Group, Inc. (a)           4,000         152
Juno Lighting, Inc.                           2,200          54
Lafarge Corp.                                 3,200         113
Louisiana Pacific Corp.                       8,400         200
LSI Industries, Inc.                          1,300          31
MAXXAM, Inc. (a)                              1,500          97
Millennium Chemicals, Inc.                    3,900          92
Mohawk Industries, Inc. (a)                   3,750         114
National Steel Corp. Class B                  4,500          38
NCI Building Systems, Inc. (a)                2,000          43
New England Business Service, Inc.            1,400          43
Nortek, Inc. (a)                              3,300         103
Pentair, Inc.                                 3,100         142
Potlatch Corp.                                2,800         123
Precision Castparts Corp.                       900          38
Quanex Corp.                                  1,700          48
Rock-Tenn Co. Class A                           300           5
RPM, Inc. (Ohio)                              4,500          64
Ryerson Tull, Inc.                            3,000          68
Scotts Co. (The) Class A (a)                  2,600         124
Shorewood Packaging Corp. (a)                 1,900          35
Simpson Manufacturing Co., Inc. (a)           1,400          67
Sonoco Products Co.                           5,100         153
Spartech Corp.                                2,300          73
SPS Technologies, Inc. (a)                    1,400          53
Standard Register Co.                         2,200          68
Standex International Corp.                   1,300          36
Stillwater Mining Co. (a)                     5,400         177
Storage USA, Inc.                             3,300         105
Teleflex, Inc.                                1,700          74
Temple-Inland, Inc.                           2,600         177
Terra Industries, Inc.                        8,400          34
Texas Industries, Inc.                        3,100         120
Tractor Supply Co. (a)                        1,100          30
Tredegar Industries, Inc.                     3,000          65
Universal Forest Products, Inc.               1,600          34
USG Corp.                                     5,900         330
USX-U.S. Steel Group                          5,700         154
Waters Corp. (a)                              6,300         335
Webb (Del E.) Corp.                           4,600         109
Wellman, Inc.                                 5,000          79
Worthington Industries, Inc.                  1,000          15
                                                     ----------
                                                          6,775
                                                     ----------

MISCELLANEOUS - 1.7%
CareMatrix Corp. (a)                          1,700          21
Duke Realty Investments, Inc.                 6,100         138
Education Management Corp. New (a)            1,400          29
FelCor Lodging Trust, Inc.                    5,200         108
Mack-Cali Realty Corp.                        2,700          84
New Plan Excel Realty Trust                   6,400         115
Rental Service Corp. (a)                      1,100          31
S&P Mid-Cap 400
 Depository Receipts                          6,815         535
Safety-Kleen Corp. New (a)                    4,000          73
URS Corp. (a)                                 3,600         105
                                                     ----------
                                                          1,239
                                                     ----------

OTHER ENERGY - 2.9%
Apache Corp.                                  1,500          59
Arch Coal, Inc.                               4,000          56
BEC Energy                                    4,200         173
Burlington Resources, Inc.                    1,500          65
Devon Energy Corp.                            1,300          46
Dynegy, Inc.                                  1,000          20
Eastern Enterprises, Inc.                     2,700         107
Helmerich & Payne, Inc.                       2,500          60
HS Resources, Inc. (a)                        3,300          49
Input/Output, Inc. (a)                        2,700          20
Key Energy Group, Inc. (a)                    6,500          23
Louis Dreyfus Natural Gas Corp. (a)           4,100          88
MidAmerican Energy Holdings Co. (a)           3,400         118
Mitchell Energy & Development Corp.
 Class A                                      3,500          68
Newfield Exploration Co. (a)                  1,800          51
Oceaneering International, Inc. (a)           4,300          69
ONEOK, Inc.                                   3,500         111
Parker Drilling Co. (a)                      12,000          40
Penn Virginia Corp.                           1,200          24
RPC, Inc.                                     2,600          23
Seacor Holdings, Inc. (a)                     4,300         230
Seitel, Inc. (a)                             12,800         207
Sunoco, Inc.                                  5,000         151
Swift Energy Co. (a)                          2,900          31
Tidewater, Inc.                               4,900         149
Ultramar Diamond Shamrock Corp.               1,600          35
UniSource Energy Corp. NPV (a)                4,500          54
                                                     ----------
                                                          2,127
                                                     ----------



16 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

                                                       JUNE 30, 1999 (UNAUDITED)


                                                          MARKET
                                             NUMBER       VALUE
                                               OF         (000)
                                             SHARES         $
                                             ------       ------

PRODUCER DURABLES - 6.5%
AFC Cable Systems, Inc. (a)                   1,375          48
American Power Conversion Corp. (a)           8,600         173
ANTEC Corp. (a)                               3,500         112
Astec Industries, Inc. (a)                    6,800         277
Briggs & Stratton Corp.                       3,100         179
Clayton Homes, Inc.                           6,000          69
CommScope, Inc. (a)                           1,300          40
Cordant Technologies, Inc.                    4,400         199
Crane Co.                                     3,700         116
CTS Corp.                                     1,600         112
D.R. Horton, Inc.                             6,900         115
Detroit Diesel Corp.                          4,500         111
Dionex Corp. (a)                              5,800         234
Ducommun, Inc. (a)                            3,450          41
EG&G, Inc.                                    1,300          46
GenCorp, Inc.                                 1,900          48
Gleason Corp.                                 2,100          35
Global Industrial Technologies, Inc. (a)      4,800          58
Kaufman & Broad Home Corp.                    3,600          90
Kennametal, Inc.                              2,700          84
Lennar Corp.                                  1,600          38
Lincoln Electric Holdings, Inc. NPV           2,200          45
Litton Industries, Inc. (a)                   1,600         115
M.D.C. Holdings, Inc.                         3,300          71
Manitowoc Co., Inc.                           5,550         231
Mettler-Toledo International, Inc. New (a)    2,600          65
Moog, Inc. (a)                                1,000          34
MTS Systems Corp.                             2,500          30
NACCO Industries, Inc. Class A                2,000         147
Novellus Systems, Inc. (a)                    2,100         143
NVR, Inc. (a)                                 1,500          78
Oak Industries, Inc. (a)                        900          39
Pittway Corp. Class A                         1,300          44
Plexus Corp. (a)                                600          18
Pulte Corp.                                   4,400         101
Ryland Group, Inc. (The)                      7,600         226
Scotman Industries, Inc.                      2,400          52
Smith (A.O.) Corp.                              900          25
SPX Corp. (a)                                 2,100         175
Tecumseh Products Co. Class A                 3,300         200
Terex Corp. (a)                               2,600          79
Thomas & Betts Corp.                          3,500         165
Triumph Group, Inc. New (a)                     800          20
U.S. Home Corp. (a)                           2,800          99
Watts Industries, Inc. Class A                3,200          61
York International Corp.                      6,300         271
                                                     ----------
                                                          4,759
                                                     ----------

TECHNOLOGY - 16.6%
Actel Corp. (a)                               4,800          70
Acxiom Corp. (a)                              6,500         162
Adaptec, Inc. (a)                             2,000          71
Adobe Systems, Inc.                           1,200          99
Adtran, Inc. (a)                              5,100         185
Advent Software, Inc. (a)                     2,300         154
Affiliated Computer Services, Inc.
 Class A (a)                                 10,500         532
Alliant Techsystems, Inc. (a)                 1,900         164
American Management Systems, Inc. (a)        11,300         362
Applied Micro Circuits Corp. New (a)          2,600         216
Arrow Electronics, Inc. (a)                   6,000         114
At Home Corp. Series A (a)                    6,250         337
Black Box Corp. (a)                           2,400         120
BroadVision, Inc. (a)                         2,300         169
C-Cube Microsystems, Inc. (a)                 3,400         108
Caere Corp. (a)                               2,500          32
Checkpoint Systems, Inc. (a)                  3,000          27
CHS Electronics, Inc. (a)                     5,700          25
Cisco Systems, Inc. (a)                       6,474         417
Citrix Systems, Inc. (a)                      4,500         253
Compucom Systems, Inc. (a)                    4,200          17
Comverse Technology, Inc. (a)                 7,200         543
Cypress Semiconductor Corp. (a)               8,800         145
Dallas Semiconductor Corp.                    2,200         111
DII Group, Inc. (The) (a)                     3,200         119
DoubleClick, Inc. (a)                         2,400         220
DSP Communications, Inc. (a)                  3,800         110
E*TRADE Group, Inc. (a)                      13,200         526
Electro Rent Corp. (a)                        3,400          37
Electronics For Imaging, Inc. (a)             4,800         247
Esterline Corp. (a)                           3,800          55
FactSet Research Systems, Inc.                3,200         181
Fairchild Corp. (The) Class A (a)             4,600          59
Gerber Scientific, Inc.                       3,200          71
Glenayre Technologies, Inc. (a)              14,600          52
Hadco Corp. (a)                               2,200          87
Harmon Industries, Inc.                       1,500          29
Imation Corp. (a)                             1,900          47
In Focus Systems, Inc. (a)                    2,800          42
Informix Corp. (a)                           12,800         108
Infoseek Corp. (a)                            3,200         153
Innovex, Inc.                                 1,400          19
Integrated Device Technology (a)             10,200         110
InterVoice, Inc. (a)                          1,500          22
Intuit, Inc. (a)                              4,100         370
ITI Technologies, Inc. (a)                    2,100          47
Jabil Circuit, Inc. (a)                       4,700         212
Kronos, Inc. (a)                              6,800         297
Littlefuse, Inc. (a)                            300           5



                                                       Aggressive Equity Fund 17

AGGRESSIVE EQUITY FUND

                                                       JUNE 30, 1999 (UNAUDITED)


                                                          MARKET
                                             NUMBER       VALUE
                                               OF         (000)
                                             SHARES         $
                                             ------       ------

Lycos, Inc. (a)                               3,200         294
Macromedia, Inc. (a)                          2,800          99
Mastech Corp. (a)                             2,100          39
Mentor Graphics Corp.  (a)                    6,000          77
Mercury Interactive Corp. (a)                 7,300         258
Micron Electronics, Inc. (a)                  4,800          48
MICROS Systems, Inc. (a)                      5,100         173
Network Appliance, Inc. (a)                   7,000         391
Progress Software Corp. (a)                   2,300          65
QLogic Corp. (a)                              1,100         145
Rambus, Inc. (a)                                800          74
Rational Software Corp. New (a)               6,000         198
RealNetworks, Inc. (a)                        1,200          83
Remedy Corp. (a)                              4,100         110
Rogers Corp. (a)                                700          21
Safeguard Scientifics, Inc.  (a)              3,300         205
SCI Systems, Inc.  (a)                        2,700         128
Scientific-Atlanta, Inc.                      6,000         216
SDL, Inc. (a)                                 1,500          77
SkyTel Communications, Inc. (a)               3,200          66
SMART Modular Technologies, Inc. (a)          1,500          26
Sterling Software, Inc. (a)                   5,500         147
Structural Dynamics Research Corp.  (a)       3,700          67
Symbol Technologies, Inc.                     9,750         360
Synopsys, Inc. (a)                            2,400         132
Systemax, Inc. (a)                            1,300          16
Veritas Software Corp. (a)                    3,800         360
Vishay Intertechnology, Inc.  (a)             6,875         143
Whittman-Hart, Inc. (a)                       5,600         177
Xircom, Inc. (a)                              5,000         149
Zebra Technologies Corp. Class A (a)          3,100         118
                                                     ----------
                                                         12,120
                                                     ----------

UTILITIES - 6.9%
Adelphia Communications Corp. (a)             4,100         264
AGL Resources, Inc.                           2,600          48
Aliant Communications, Inc.                   2,300         106
Alliant Energy Corp. (a)                      5,200         148
American Tower Corp. Class A (a)              1,300          31
Associated Group, Inc. (The)
 Class A (a)                                  1,400          91
Calpine Corp. (a)                             1,100          59
Cleco Corp.                                   2,900          88
Commonwealth Telephone
 Enterprises, Inc. (a)                        1,900          77
Dycom Industries, Inc. (a)                    5,000         280
Eastern Utilities Associates                  1,100          32
Energen Corp.                                 7,400         138
Energy East Corp.                             4,200         109
General Communication, Inc.
 Class A (a)                                  6,500          44
Hawaiian Electric Industries, Inc.            3,200         114
ICG Communications, Inc. (a)                  2,200          47
Laclede Gas Co.                               3,100          72
LG&E Energy Corp.                             7,000         147
Minnesota Power, Inc.                         7,100         141
National Fuel & Gas Co.                       2,100         102
NICOR, Inc.                                   3,300         126
NiSource, Inc. NPV                           10,700         276
NUI Corp.                                     2,400          60
OGE Energy Corp.                              4,700         112
Paging Network, Inc. (a)                      6,100          29
Public Service Co. of New Mexico             12,200         242
Rochester Gas & Electric Corp.                6,600         175
Southwest Gas Corp.                           1,700          49
TALK.com, Inc. (a)                            2,100          23
TECO Energy, Inc.                             7,100         162
TNP Enterprises, Inc.                         5,100         185
UGI Corp.                                     4,700          95
United Illuminating Co.                       3,600         153
United States Cellular Corp. (a)              2,300         123
UtiliCorp United, Inc.                       12,750         310
VoiceStream Wireless Corp. NPV (a)            4,500         128
Western Resources, Inc.                       7,300         194
Western Wireless Corp. NPV Class A (a)        9,100         246
WICOR, Inc.                                   4,000         112
WPS Resources Corp.                           3,300          98
                                                     ----------
                                                          5,036
                                                     ----------

TOTAL COMMON STOCKS
(cost $64,619)                                           68,800
                                                     ----------

                                          PRINCIPAL
                                           AMOUNT
                                            (000)
                                              $
                                          ---------
SHORT-TERM INVESTMENTS - 6.8%
Frank Russell Investment Company Money
 Market Fund,
 due on demand (b)                            4,504       4,504
United States Treasury Notes (b)(c)
 5.875 due 07/31/99                             450         452
                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $4,956)                                             4,956
                                                     ----------




18 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

                                                       JUNE 30, 1999 (UNAUDITED)


                                                         MARKET
                                                         VALUE
                                                         (000)
                                                           $
                                                         ------

TOTAL INVESTMENTS - 100.9%
(identified cost $69,575)                                73,756

OTHER ASSETS AND LIABILITIES,
NET - (0.9%)                                               (669)
                                                     ----------

                                                         73,087
NET ASSETS - 100.0%                                  ==========



(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.

Abbreviations
NPV - No Par Value



                                                   UNREALIZED
                                      NUMBER      APPRECIATION
                                         OF      (DEPRECIATION)
                                     CONTRACTS       (000)
                                     ---------   --------------
FUTURES CONTRACTS

S&P 500 Index
 expiration date 09/99                       3       $       35

S&P 400 Midcap Index
 expiration date 09/99                      16               91
                                                     ----------
Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                                 $      126
                                                     ==========



  See accompanying notes which are an integral part of the financial statements.


                                                       Aggressive Equity Fund 19

AGGRESSIVE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER SHARE AMOUNTS)        JUNE 30, 1999 (UNAUDITED)

ASSETS
Investments at market (identified cost $69,575)  .................. $    73,756
Receivables:
 Dividends and interest ...........................................          89
 Investments sold .................................................         588
 Fund shares sold .................................................          47
 Daily variation margin on futures contracts ......................          33
Deferred organization expenses ....................................           3
                                                                    -----------

   Total Assets ...................................................      74,516

LIABILITIES
Payables:
 Investments purchased .............................. $       1,259
 Fund shares redeemed ...............................             1
 Accrued fees to affiliates .........................            94
 Other accrued expenses .............................            75
                                                      -------------

   Total Liabilities ..............................................       1,429
                                                                    -----------

NET ASSETS ........................................................ $    73,087
                                                                    ===========

NET ASSETS CONSIST OF:
Undistributed net investment income ...............................     $    57
Accumulated net realized gain (loss)  .............................       1,128
Unrealized appreciation (depreciation) on:
 Investments ......................................................       4,181
 Futures contracts ................................................         126
Shares of beneficial interest .....................................          57
Additional paid-in capital ........................................      67,538
                                                                    -----------

NET ASSETS ........................................................     $73,087
                                                                    ===========


NET ASSET VALUE, offering and redemption price per share:
 ($73,087,170 divided by 5,715,373 shares of $.01 par value
   shares of beneficial interest outstanding)...................... $     12.79
                                                                    ===========

See accompanying notes which are an integral part of the financial statements.

20 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS          FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)



INVESTMENT INCOME
 Dividends ........................................................       $ 304
 Interest .........................................................           3
                                                                    -----------

   Total Investment Income ........................................         307

EXPENSES
 Management fees ...................................... $      181
 Custodian fees .......................................         41
 Transfer agent fees ..................................          2
 Professional fees ....................................          8
 Registration fees ....................................          6
 Trustees' fees .......................................          5
 Amortization of deferred organization expenses .......          1
 Miscellaneous ........................................         14
                                                        ----------

 Expenses before reductions ...........................        258
 Expense reductions ...................................        (20)
                                                        ----------

   Expenses, net ..................................................         238
                                                                    -----------

Net investment income .............................................          69
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments ..........................................      1,120
 Futures contracts ....................................        241        1,361
                                                        ----------
Net change in unrealized appreciation (depreciation)
 on:
 Investments ..........................................      1,414
 Futures contracts ....................................          4        1,418
                                                        ----------  -----------

Net realized and unrealized gain (loss) ...............                   2,779
                                                                    -----------

Net increase (decrease) in net assets resulting from operations...  $     2,848
                                                                    ===========



  See accompanying notes which are an integral part of the financial statements.


                                                       Aggressive Equity Fund 21

AGGRESSIVE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS


                                                                  FOR THE SIX MONTHS           FOR THE YEAR
                                                                  ENDED JUNE 30, 1999              ENDED
                                                                      (UNAUDITED)            DECEMBER 31, 1998
                                                                  -------------------      --------------------
OPERATIONS
 Net investment income ................................           $                69      $                37
 Net realized gain (loss)  ............................                         1,361                     (180)
 Net change in unrealized appreciation (depreciation)..                         1,418                      367
                                                                  -------------------      --------------------

   Net increase (decrease) in net assets resulting
     from operations ..................................                         2,848                      224
                                                                  -------------------      --------------------

DISTRIBUTIONS
 From net investment income ...........................                           (26)                    (215)
 From net realized gain on investments ................                           (44)                    (918)
                                                                  -------------------      --------------------

   Net decrease from distributions ....................                           (70)                  (1,133)
                                                                  -------------------      --------------------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share
 transactions .........................................                        45,702                   10,144
                                                                  -------------------      --------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ...........                        48,480                    9,235

NET ASSETS
 Beginning of period ..................................                        24,607                   15,372
                                                                  -------------------      --------------------
 End of period (including undistributed net
   investment income of $57 and $14, respectively) ....           $            73,087      $            24,607
                                                                  ===================      ====================

See accompanying notes which are an integral part of the financial statements.

22 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS.

                                                                YEARS ENDED DECEMBER 31,
                                                                ------------------------
                                                         1999*        1998       1997**
                                                       ---------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD................   $  12.70     $  13.45    $  10.00
                                                       --------     --------    --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c)..........................        .01          .02         .04
 Net realized and unrealized gain (loss) on                 .11          .13        3.45
   investments......................................
                                                       --------     --------    --------
   Total Income From Investment Operations..........        .12          .15        3.49
                                                       --------     --------    --------
 DISTRIBUTIONS
  From net investment income........................       (.01)        (.02)       (.04)
  From net realized gain on investments.............       (.02)        (.88)         --
                                                       --------     --------    --------

   Total Distributions..............................       (.03)        (.90)       (.04)
                                                       --------     --------    --------

NET ASSET VALUE, END OF PERIOD......................   $  12.79     $  12.70    $  13.45
                                                       ========     ========    ========

TOTAL RETURN (%)(a).................................       1.01         1.02       35.07

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)...........     73,087       24,607      15,372

 Ratios to average net assets (%)(b):
   Operating expenses, net..........................       1.25         1.25        1.25
   Operating expenses, gross........................       1.35         1.67        2.22
   Net investment income............................        .36          .19         .39

 Portfolio turnover rate (%)(b).....................      80.97        79.88       91.56



*    For the six months ended June 30, 1999 (Unaudited).
** For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a)  Periods less than one year are not annualized.
(b) The ratios for the periods ended June 30, 1999 and December 31, 1997 are annualized.
(c) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

                                                       Aggressive Equity Fund 23

NON-US FUND

STATEMENT OF NET ASSETS
                                                       JUNE 30, 1999 (UNAUDITED)

                                                                      MARKET
                                                          NUMBER       VALUE
                                                            OF         (000)
                                                          SHARES         $
                                                        ----------  ----------
COMMON STOCKS - 93.3%
AUSTRALIA - 2.4%
AMP, Ltd.                                                    7,180          78
Australia & New Zealand Bank
 Group, Ltd.                                               197,220       1,448
Brambles Industries, Ltd.                                    1,824          48
Broken Hill Proprietary Co.                                  6,600          76
Cable & Wireless Optus, Ltd. NPV (a)                       307,000         698
Goodman Fielder Wattie                                     147,400         131
Lend Lease Corp.                                             7,900         108
National Australia Bank, Ltd.                                7,600         126
News Corp., Ltd.                                             7,100          60
Pacific Dunlop, Ltd.                                       120,800         174
Pioneer International, Ltd.                                 26,742          68
Southcorp Holdings, Ltd.                                    19,800          80
Telstra Corp., Ltd. NPV                                     20,800         119
                                                                    ----------
                                                                         3,214
                                                                    ----------

AUSTRIA - 0.6%
Bank Austria AG                                             12,900         678
EVN AG                                                         500          73
                                                                    ----------
                                                                           751
                                                                    ----------

BELGIUM - 0.5%
Delhaize-Le Lion NPV                                         1,110          94
PetroFina SA NPV                                               135          78
Tractebel Investments International NPV                        980         137
Union Miniere                                                9,700         400
                                                                    ----------
                                                                           709
                                                                    ----------

CANADA - 0.8%
BCE, Inc.                                                    9,200         448
Inco, Ltd.                                                  10,400         187
Seagram Co., Ltd.                                            9,400         468
                                                                    ----------
                                                                         1,103
                                                                    ----------

DENMARK - 0.3%
Danisco                                                      2,066          93
Great Nordic Store Nord AS                                     986          33
Jyske Bank AS (Regd.)                                        2,700         256
Ratin A/S Series B                                             321          38
                                                                    ----------
                                                                           420
                                                                    ----------

FINLAND - 1.3%
Helsinki Telephone Corp. Series E                           10,800         512
Kesko Oyj                                                   17,900         241
Merita, Ltd. Series A                                       11,800          67
Nokia Oyj                                                    8,261         724
Rautaruukki Oyj                                              8,800          53
Sampo Insurance Co., Ltd. Series A                           1,800          52
                                                                    ----------
                                                                         1,649
                                                                    ----------

FRANCE - 12.0%
Accor SA                                                     1,859         467
Alcatel Alsthom                                              2,978         419
Alstom (a)                                                  39,015       1,227
Alstom - ADR New (a)                                         5,000         160
Assurances Generales de France                               4,125         199
AXA - UAP                                                    1,043         127
Banque Nationale Paris                                       9,826         818
Bongrain SA                                                    500         189
Canal Plus                                                     208          58
Cap Gemini Sogeti                                            4,200         660
Carrefour SA (a)                                             3,058         449
Castorama Dubois                                               420         100
Christian Dior SA                                              800         130
Cie de St. Gobain                                              769         122
CNP Assurances (a)                                           3,600          98
Coflexip SA                                                  5,300         455
Dexia France                                                 2,000         268
Elf Aquitaine - ADR                                          5,000         368
Elf Aquitaine SA                                             2,757         404
France Telecom SA                                              810          61
Groupe Danone                                                2,403         619
Imetal                                                         234          35
L'Air Liquide                                                2,700         424
Lafarge SA (BR)                                              3,100         295
Lagardere Groupe (Regd)                                     14,654         545
Michelin (Cie Gen) Class B (Regd)                            7,500         307
Paribas                                                      1,833         205
Pechiney International Class A                               6,300         271
Peugeot SA                                                   1,700         268
Renault                                                      1,290          56
Rhodia SA                                                    3,792          72
Rhone-Poulenc SA Class A - ADR                               8,487         388
Sanofi-Synthelabo SA (a)                                     1,819          77
SEITA                                                        1,540          89
Societe BIC SA                                               8,700         459
Societe Generale                                             2,872         506
Suez Lyonnaise des Eaux                                      3,758         678
Thomson-CSF                                                  9,200         320
Total Co. SA Class B (a)                                     9,450       1,219
Usinor Sacilor                                              22,400         334
Vivendi (a)                                                 23,623       1,913
                                                                    ----------
                                                                        15,859
                                                                    ----------


24 Non-US Fund

NON-US FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                      MARKET
                                                          NUMBER       VALUE
                                                            OF         (000)
                                                          SHARES         $
                                                        ----------  ----------

GERMANY - 8.4%
BASF AG                                                      4,500         199
Bayer AG                                                    10,150         423
Bayerische Motoren Werk AG                                     433         298
Bayerische Vereinsbank AG                                    4,159         270
Bilfinger & Berger BAU AG                                    1,410          35
Continental AG                                               1,900          45
DaimlerChrysler AG                                           8,119         703
Deutsche Bank AG                                             5,800         354
Deutsche Lufthansa AG                                       11,300         205
Deutsche Telekom AG                                          4,108         172
Dresdner Bank AG                                             3,570         139
Fresenius Medical Care AG                                      556          33
GEA AG (a)                                                   8,000         241
Hochtief AG                                                    900          41
Hoechst AG                                                  23,667       1,071
Karstadt AG                                                    241         116
KM Europa Metal AG                                           2,100         109
Mannesmann AG                                               13,121       1,957
Merck KGAA                                                  11,932         388
Metro AG                                                       800          50
Muenchener Rueckversicherungs-
 Gesellschaft AG NPV                                         1,376         255
Muenchener Rueckversicherungs-
 Gesellschaft AG NPV New (a)                                   426          78
ProSieben Media AG - ADR (a)                                    40           1
RWE AG                                                       2,960         137
SAP AG                                                         300         101
Schering AG                                                    734          78
SGL Carbon AG (a)                                            1,332         103
Siemens AG                                                  18,802       1,450
Stinnes AG NPV (a)                                           3,471          54
Veba AG                                                     24,717       1,452
Viag AG                                                        610         288
Volkswagen AG                                                4,116         263
                                                                    ----------
                                                                        11,109
                                                                    ----------

HONG KONG - 1.2%
Cathay Pacific Airways                                      67,000         103
Cheung Kong Holdings, Ltd.                                  16,000         142
Dao Heng Bank Group, Ltd.                                   26,000         117
Henderson Investment, Ltd.                                 275,000         191
Hong Kong Electric Holding, Ltd.                           119,000         383
Hong Kong Telecommunications, Ltd.                          38,000          99
HSBC Holdings (UK Regd) PLC                                  3,200         117
Hutchison Whampoa, Ltd.                                     16,000         145
SmarTone Telecommunications
 Holdings, Ltd.                                             15,500          55
Sun Hung Kai Properties, Ltd.                               20,000         182
                                                                    ----------
                                                                         1,534
                                                                    ----------

IRELAND - 0.1%
CRH PLC                                                      2,400          43
Greencore Group PLC                                          5,100          16
Irish Life & Permanent PLC                                   3,634          38
Jefferson Smurfit Group PLC                                 23,460          55
                                                                    ----------
                                                                           152
                                                                    ----------

ITALY - 3.2%
Assicurazioni Generali SPA                                   8,126         281
Banca Nazionale del Lavoro (a)                             136,169         428
Banca Popolaire di Bergamo CV                                7,300         160
Banco Fideuram SPA                                          17,900         104
ENI SPA - ADR                                                6,400         384
Ente Nazionale Idrocarburi SPA (Regd)                       16,071          96
Istituto Bancario San Paolo
 di Torino - ADR                                             4,100         113
Istituto Mobiliare Italiano SPA                             32,000         435
Mediaset SPA                                                81,096         721
Mediolanum SPA                                              12,700          98
Monte dei Paschi Siena SPA (a)                              16,864          75
Pirelli SPA                                                 61,859         168
Telecom Italia SPA (a)                                      83,037         450
Telecom Italia SPA di Risp (a)                              70,305         731
                                                                    ----------
                                                                         4,244
                                                                    ----------

JAPAN - 21.7%
Aiful Corp.                                                  2,000         245
Asahi Bank, Ltd.                                            36,000         173
Bank of Tokyo - Mitsubishi, Ltd.                            22,000         313
Bridgestone Tire Corp.                                       5,000         151
Canon, Inc.                                                 27,000         777
Chichibu Onoda Cement Corp.                                 19,000          55
Citizen Watch Co., Ltd.                                     11,000          95
Credit Saison Co.                                           17,000         356
Dai Nippon Printing, Ltd.                                    3,000          48
Dai-Tokyo Fire & Marine                                     70,000         252
DDI Corp.                                                       19         118
East Japan Railway Co.                                          75         403
Ebara Corp.                                                  6,000          71
Fanuc Co.                                                    3,700         199
Fuji Bank, Ltd.                                             45,000         314
Fuji Heavy Industries, Ltd.                                 76,000         587
Fuji Machine Manufacturing Co.                               9,000         278
Fuji Photo Film Co.                                          2,000          76
Fujitsu, Ltd.                                               11,000         221


                                                                  Non-US Fund 25

NON-US FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                      MARKET
                                                          NUMBER       VALUE
                                                            OF         (000)
                                                          SHARES         $
                                                        ----------  ----------

Hitachi Software
 Engineering Co., Ltd.                                       1,000          50
Hitachi, Ltd.                                              125,000       1,173
Honda Motor Co., Ltd.                                       13,000         551
Industrial Bank of Japan, Ltd.                               6,000          48
Ito-Yokado Co., Ltd.                                        13,000         870
Japan Tobacco, Inc.                                             69         764
Kao Corp.                                                   43,000       1,209
Kawasaki Steel Corp.                                        45,000          84
Kirin Brewery Co.                                           52,000         623
Kyocera Corp.                                                1,900         112
Mabuchi Motor Co., Ltd.                                      5,000         465
Marubeni Corp.                                             105,000         220
Matsumotokiyoshi                                             8,000         479
Matsushita Electric Industrial Co.,  Ltd.                   39,000         758
Minebea Co., Ltd.                                           51,000         569
Mitsubishi Chemical                                         74,000         256
Mitsubishi Corp.                                            18,000         122
Mitsubishi Estate Co., Ltd.                                  8,000          78
Mitsubishi Heavy Industries                                 71,000         288
Mitsubishi Trust & Banking                                   2,000          19
Mitsui Mining & Smelting                                     5,000          26
Mitsui Trust & Banking Co., Ltd.                            26,000          41
Murata Manufacturing Co., Ltd.                               5,000         329
Namco                                                       13,100         352
Nichiei Co., Ltd.                                            6,400         561
Nikko Securities Co., Ltd.                                  71,000         458
Nippon Denso Co.                                             2,000          41
Nippon Telegraph & Telephone Corp.                             101       1,177
Nippon Yusen                                                55,000         212
Nishimatsu Construction                                     74,000         425
Nissan Motor Co., Ltd. (a)                                 147,000         702
Nomura Securities Co., Ltd.                                 19,000         223
NTT Mobile Communication Network, Inc.                          18         244
NTT Mobile Communications Network, Inc. NPV New (a)             72         964
Osaka Gas Co.                                               34,000         116
Ricoh Co., Ltd.                                             18,000         248
Rinnai Corp.                                                15,000         345
Rohm Co.                                                     6,000         940
Sakura Bank, Ltd.                                           90,000         341
Sankyo Co., Ltd.                                            15,000         378
Sankyo Co., Ltd. GUNMA                                       8,000         383
Sanwa Bank                                                   3,000          30
Sekisui Chemical Co., Ltd.                                   8,000          46
Shohkoh Fund & Co., Ltd.                                       710         509
Snow Brand Milk Products Co., Ltd.                          12,000          59
Softbank Corp.                                                 600         122
Sony Corp.                                                  11,600       1,251
Sony Music Entertainment, Inc.                               3,700         315
Sumitomo Bakelite Co., Ltd.                                  6,000          46
Sumitomo Bank                                               12,000         149
Sumitomo Rubber Industries                                  54,000         382
Suzuki Motor Corp.                                           6,000          95
Takashimaya Co.                                              1,000          10
Takeda Chemical Industries                                   7,000         325
Takefuji Corp.                                               3,000         310
TDK Corp.                                                    5,000         458
Tokai Bank                                                   9,000          51
Tokyo Electric Power                                         5,300         112
Tokyo Gas Co.                                               30,000          74
Tokyo Steel Manufacturing                                    8,000          42
Toshiba Corp.                                               65,000         464
Tostem Corp.                                                 6,000         115
Toyota Motor Corp.                                          21,000         665
UNY Co., Ltd.                                                4,000          60
West Japan Railway Co.                                          44         169
Yamanouchi Pharmaceutical                                   20,000         765
York-Benimaru Co., Ltd.                                      1,000          38
                                                                    ----------
                                                                        28,638
                                                                    ----------

MALAYSIA - 0.1% (d)
Genting Berhad                                              16,000          55
IOI Corporated Berhad                                       81,000          46
                                                                    ----------
                                                                           101
                                                                    ----------
NETHERLANDS - 7.8%
ABN Amro Holdings NV                                        32,117         695
Aegon NV                                                     1,488         108
AKZO Nobel NV                                                1,900          80
AKZO Nobel NV - ADR                                          6,500         275
Benckiser NV Class B                                           897          48
Buhrmann NV                                                 12,600         203
Equant NV (a)                                                6,300         593
Equant NV - NY Reg Share (a)                                 1,091         101
Getronics NV                                                 2,133          82
Heineken NV                                                  3,000         154
Hollandsche Beton Groep NV                                  10,570         135
Hunter Douglas NV                                            8,195         281
ING Groep NV                                                16,179         876
Koninklijke (Royal) Philips
 Electronics NV (a)                                          3,744         369
Koninklijke (Royal) Philips
 Electronics NV NY Reg Share NPV (a)                         2,635         266
Koninklijke Ahold NV                                         2,800          96
Koninklijke KPN NV                                          37,331       1,751
Koninklijke KPN NV- ADR                                      7,100         341
Koninklijke Numico NV                                        2,757          98



26 Non-US Fund

NON-US FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                      MARKET
                                                          NUMBER       VALUE
                                                            OF         (000)
                                                          SHARES         $
                                                        ----------  ----------

Laurus NV                                                    6,477         150
Royal Dutch Petroleum Co.                                   11,548         676
STMicroelectronics (a)                                       4,678         312
Stork NV                                                    10,600         241
TNT Post Group NV                                            1,748          42
United Pan-Europe Communications
 NV (a)                                                      7,875         427
Vedior                                                       4,545          77
Vendex NV                                                   39,004       1,041
Verenigde Nederlandse
 Uitgeversbedrijven Verenigd Bezit                          14,518         580
Wolters Kluwer NV (a)                                        3,061         122
                                                                    ----------
                                                                        10,220
                                                                    ----------

NEW ZEALAND - 0.7%
Fletcher Challenge Paper                                   217,700         163
Telecom Corp.
 of New Zealand, Ltd. NPV                                  160,370         688
                                                                    ----------
                                                                           851
                                                                    ----------

NORWAY - 0.1%
Nycomed Amersham PLC                                         3,900          28
Orkla ASA Class B                                           11,300         153
                                                                    ----------
                                                                           181
                                                                    ----------

PORTUGAL - 1.1%
Banco Pinto & Sotto Mayor SA                                18,316         325
Portugal Telecom SA                                         19,944         811
Telecel-Comunicacaoes Pessoaissa                             2,400         309
                                                                    ----------
                                                                         1,445
                                                                    ----------

SINGAPORE - 0.7%
Creative Technology, Ltd.                                    5,000          65
Development Bank of Singapore, Ltd.
 (Alien Market)                                             56,000         684
Singapore Press Holdings, Ltd.                               2,400          41
United Overseas Bank, Ltd.
 (Alien Market)                                              9,000          63
Venture Manufacturing
 (Singapore), Ltd.                                           9,000          69
                                                                    ----------
                                                                           922
                                                                    ----------

SPAIN - 4.4%
ACS, Actividades de Construccion y
 Servicios SA                                                1,378          39
Argentaria, Caja Postal y Banco
 Hipotecario de Espana SA - ADR                              4,600         212
Banco Popular Espanol SA                                     8,801         633
Banco Santander Central Hispano
 SA (a)                                                     89,096         928
Corporacion Bancaria de Espana
 SA (Regd)                                                  36,239         824
Endesa SA                                                   39,282         837
Iberdrola SA                                                 5,854          89
Indra Sistemas SA                                            3,884          42
Repsol SA (a)                                                4,900         101
Repsol SA - ADR                                             20,000         406
Tabacalera SA Class A (Regd)                                27,292         551
Telefonica SA (a)                                           23,828       1,150
                                                                    ----------
                                                                         5,812
                                                                    ----------

SWEDEN - 1.5%
ABB, Ltd. (a)                                                1,295         121
Autoliv, Inc.                                               13,173         402
Electrolux AB Series B                                       2,792          59
Enator AB                                                   17,800         535
Skandia Forsakrings AB                                       7,372         138
Stora Enso Oyj Class A                                       4,218          45
Stora Enso Oyj Class R                                      17,627         191
Svenska Handelsbank Series B                                 2,800          31
Svenska Handelsbanken AB
 Series B (a)                                                6,600          73
Telefonaktiebolaget Ericsson (LM)
 Series B                                                   11,979         385
                                                                    ----------
                                                                         1,980
                                                                    ----------

SWITZERLAND - 3.9%
Baer Holdings AG (BR)                                          185         527
Barry Callebaut AG (Regd)                                    1,750         268
Forbo Holding AG (Regd)                                        625         248
Geberit International AG (a)                                   250          57
Holderbank Financiere Glarus
 AG (BR)                                                        48          57
Nestle SA (Regd)                                               164         295
Novartis AG (Regd)                                             344         502
Richemont Series A (BR)                                         34          65
Roche Holdings Genusscheine AG NPV                              48         493
Schweizerische
 Lebensversicherungs-und
 Rentenanstalt                                                 648         392
SGS Holding (BR) (a)                                            50          52
Sulzer AG (Regd) (a)                                           450         273
Swisscom AG (Regd)                                           2,642         994
UBS AG                                                       2,404         717
Zurich Allied AG                                               396         225
                                                                    ----------
                                                                         5,165
                                                                    ----------



                                                                  Non-US Fund 27

NON-US FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                      MARKET
                                                          NUMBER       VALUE
                                                            OF         (000)
                                                          SHARES         $
                                                        ----------  ----------

UNITED KINGDOM - 20.0%
Abbey National PLC                                          28,800         541
Alliance & Leicester PLC                                    30,400         411
Allied Zurich AG                                            43,845         551
Arriva PLC                                                   2,700          16
Barclays Bank PLC                                           32,200         936
Bass PLC                                                     3,985          57
BG PLC                                                      17,700         108
Billiton PLC                                                34,900         122
BOC Group PLC                                               20,400         399
British Aerospace PLC                                       77,382         504
British Airways PLC                                        113,700         785
British American Tobacco PLC                                73,800         696
British Petroleum Co. PLC                                   38,963         698
British Sky Broadcasting Group PLC                          26,825         249
British Telecom PLC                                         21,400         358
Bunzl PLC                                                  100,800         500
Cable & Wireless Communications
 PLC (a)                                                    27,885         268
Cable & Wireless PLC                                        21,500         274
Cadbury Schweppes PLC (a)                                   13,600          87
Carlton Communications PLC                                   6,100          51
Compass Group PLC                                           16,600         165
Diageo PLC                                                 151,910       1,596
Enterprise Oil PLC                                          93,600         597
Glaxo Wellcome PLC                                          51,486       1,431
Glynwed International PLC                                   24,800          81
Great University Stores PLC                                 52,600         587
Hanson PLC                                                   4,300          39
Hays                                                         7,000          74
HSBC Holdings PLC                                           21,700         769
Imperial Chemical Industries PLC                            26,708         264
Invensys PLC                                                 6,400          30
Kingfisher PLC                                              11,200         131
Laird Group PLC                                             49,100         204
Lloyds TSB Group PLC                                        62,000         842
Medeva PLC                                                  55,200          90
MEPC PLC                                                    11,743          96
MFI Furniture Group PLC                                     21,684          14
Morgan Crucible PLC                                         77,800         332
National Power PLC                                          16,739         122
Northern Foods PLC                                          16,000          33
Nycomed Amersham PLC                                         4,719          33
Ocean Group PLC                                              2,400          40
Orange PLC (a)                                              49,200         722
Pearson PLC                                                  5,700         116
Pilkington Brothers PLC                                     40,900          56
PowerGen PLC                                                48,600         523
Prudential Corp. PLC                                        13,400         197
Racal Electronics PLC                                       12,800          78
Railtrack Group PLC                                         67,706       1,384
Reed International                                          41,558         276
Rentokil Initial PLC                                         5,000          19
Reuters Group PLC                                            5,000          66
Rexam PLC                                                   75,200         305
Rio Tinto Corp. PLC (Regd)                                  21,000         352
RMC Group PLC                                                4,200          68
Royal & Sun Alliance Insurance Group
 PLC (a)                                                    59,963         537
Royal Bank of Scotland Group PLC                            19,300         395
Safeway PLC                                                 92,600         369
Sainsbury (J.) PLC                                          22,200         140
Scottish Hydro-Electric PLC                                 61,500         628
Shell Transportation & Trading
 PLC (Regd)                                                 61,036         458
Smith & Nephew PLC                                           8,800          27
SmithKline Beecham PLC                                      15,300         199
Somerfield PLC                                             175,726         824
Storehouse PLC                                             113,800         233
Tate & Lyle, Ltd. PLC                                        4,200          26
Tesco Store Holdings PLC                                    12,800          33
TI Group PLC                                                 6,500          44
Tomkins PLC                                                151,300         656
Unilever PLC (a)                                            11,578         103
Vickers PLC                                                 25,133          65
Vodafone Group PLC                                          83,238       1,637
Williams PLC                                                 8,700          57
Wolseley PLC                                                35,000         264
Woolwich PLC                                                17,200         101
Zeneca Group PLC                                             5,100         196
                                                                    ----------
                                                                        26,335
                                                                    ----------

UNITED STATES - 0.5%
Global TeleSystems Group, Inc. (a)                           7,200         583
                                                                    ----------

TOTAL COMMON STOCKS
(cost $120,080)                                                        122,977
                                                                    ----------

PREFERRED STOCKS - 0.7%
AUSTRALIA - 0.1%
News Corp., Ltd.                                            11,400          87
                                                                    ----------

GERMANY - 0.6%
Hugo Boss                                                       50          67
Porsche AG                                                     220         517
ProSieben Media AG NV                                        1,145          52
Rheinmetall AG                                               5,000          90
Volkswagen AG                                                  831          30
                                                                    ----------
                                                                           756
                                                                    ----------


28 Non-US Fund

NON-US FUND

                                                       JUNE 30, 1999 (UNAUDITED)


                                                                      MARKET
                                                          NUMBER       VALUE
                                                            OF         (000)
                                                          SHARES         $
                                                        ----------  ----------

JAPAN - 0.0%
Sanwa International Financial
 Bermuda Trust (conv.)                                   6,000,000          51
                                                                    ----------

LUXEMBOURG - 0.0%
AB International Cayman Trust Units
 (conv.)                                                 2,000,000          19
                                                                    ----------

TOTAL PREFERRED STOCKS
(cost $939)                                                                913
                                                                    ----------
                                                        PRINCIPAL
                                                         AMOUNT
                                                          (000)
                                                            $
                                                        ----------
LONG-TERM INVESTMENTS - 0.0%
JAPAN - 0.0%
Nichiei Co., Ltd. (conv.)
  1.750% due 03/31/14                                   JPY  3,000          31
                                                                    ----------

TOTAL LONG-TERM INVESTMENTS
(cost $26)                                                                  31
                                                                    ----------

SHORT-TERM INVESTMENTS - 5.8%
UNITED STATES - 5.8%
Frank Russell Investment Company
 Money Market Fund,
 due on demand (b)                                           5,911       5,911
United States Treasury Notes (b)(c)
 5.875% due 07/31/99                                         1,700       1,702
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $7,613)                                                            7,613
                                                                    ----------

TOTAL INVESTMENTS - 99.8%
(identified cost $128,658)                                             131,534

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                                 260
                                                                    ----------

NET ASSETS - 100.0%                                                    131,794
                                                                    ==========

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d) The securities have been determined to be illiquid because they are restricted or because there is an exceptionally low trading volume in their primary trading market at June 30, 1999.

Abbreviations:
ADR - American Depositary Receipt
NPV - No Par Value
NV - Nonvoting
BR - Bearer

Foreign Currency Abbreviations:
EUR - Eurodollar
GBP - British pound
JPY - Japanese yen
SEK - Swedish krone
USD - U.S. dollar


  See accompanying notes which are an integral part of the financial statements.

                                                                  Non-US Fund 29

NON-US FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                    UNREALIZED
                                                   NUMBER          APPRECIATION
                                                     OF           (DEPRECIATION)
                                                  CONTRACTS           (000)
                                                -------------     --------------

FUTURE CONTRACTS

TOPIX Index (Japan)
  expiration date 09/99                                    21     $         107
FTSE - 100 Index (UK)
  expiration date 09/99                                    19               (51)
CAC - 40 Index (France)
  expiration date 09/99                                    45                52
DAX Index (Germany)
  expiration date 09/99                                    16               (30)
                                                                  -------------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                             $          78
                                                                  =============

                                                                        MARKET
                                                           % OF         VALUE
INDUSTRY                                                    NET         (000)
DIVERSIFICATION                                           ASSETS          $
------------------------------------------------------   --------    ----------
Auto & Transportation                                        7.1%         9,347
Consumer Discretionary                                      13.5         17,877
Consumer Staples                                             7.0          9,276
Financial Services                                          19.3         25,368
Health Care                                                  4.2          5,507
Integrated Oils                                              1.3          1,740
Materials & Processing                                       8.7         11,407
Miscellaneous                                                2.1          2,729
Other Energy                                                 3.5          4,642
Producer Durables                                            9.0         11,912
Technology                                                   5.2          6,820
Utilities                                                   13.1         17,265
Short-Term Investments                                       5.8          7,613
Long-Term Investments                                        0.0             31
                                                         ----------  ----------

Total Investments                                           99.8        131,534
Other Assets and Liabilities, Net                            0.2            260
                                                         ----------  ----------

NET ASSETS                                                 100.0%       131,794
                                                         ==========  ==========

                                                                       MARKET
                                                            % OF        VALUE
                                                            NET         (000)
GEOGRAPHIC DIVERSIFICATION                                 ASSETS         $
------------------------------------------------------   ----------  ----------
Europe                                                      45.9%        60,473
Japan                                                       21.8         28,720
United Kingdom                                              20.0         26,331
Pacific Basin                                                5.1          6,711
United States
 (Short-Term Investments)                                    6.2          8,195
Other                                                        0.8          1,104
                                                         ----------  ----------

Total Investments                                           99.8        131,534
Other Assets and Liabilities, Net                            0.2            260
                                                         ----------  ----------

NET ASSETS                                                 100.0%       131,794
                                                         ==========  ==========


See accompanying notes which are an integral part of the financial statements.

30 Non-US Fund

NON-US FUND

STATEMENT OF NET ASSETS

                                                       JUNE 30, 1999 (UNAUDITED)

FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS

                                                              UNREALIZED
 CONTRACTS TO        IN EXCHANGE                              APPRECIATION
   DELIVER               FOR             SETTLEMENT          (DEPRECIATION)
    (000)               (000)               DATE                 (000)
--------------      -------------       -------------       ----------------
USD        308      EUR       319         07/30/99          $            (2)
USD        118      EUR       122         07/01/99                       (1)
USD         39      EUR        40         07/15/99                       --
USD        120      EUR       124         07/02/99                       (1)
USD         44      GBP        28         07/01/99                       --
USD        191      GBP       121         07/02/99                       (2)
USD         66      JPY     7,983         07/01/99                       --
EUR         28      JPY     3,500         07/02/99                       --
EUR        125      USD       131         07/02/99                        2
EUR        151      USD       157         07/30/99                        1
EUR          8      USD         8         07/01/99                       --
SEK      1,701      USD       200         07/01/99                       --
                                                            ---------------
                                                            $            (3)
                                                            ===============


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                              UNREALIZED
 CONTRACTS TO        IN EXCHANGE                              APPRECIATION
   DELIVER               FOR             SETTLEMENT          (DEPRECIATION)
    (000)               (000)               DATE                 (000)
--------------      -------------       -------------       ----------------
USD      4,713      EUR     4,500         09/17/99          $           (46)
USD      2,071      GBP     1,300         09/17/99                      (21)
USD      2,728      JPY   325,000         09/17/99                      (11)
                                                            ---------------
                                                            $           (78)
                                                            ===============




  See accompanying notes which are an integral part of the financial statements.

                                                                  Non-US Fund 31

NON-US FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)        JUNE 30, 1999 (UNAUDITED)


ASSETS
Investments at market (identified cost $128,658).............    $      131,534
Foreign currency holdings (identified cost $860).............               853
Forward foreign currency exchange contracts (cost $9,513)....             9,435
Foreign currency exchange spot contracts (cost $1,432).......             1,426
Receivables:
 Dividends and interest......................................               283
 Investments sold............................................             1,093
 Fund shares sold............................................               149
 Foreign taxes recoverable...................................                93
Deferred organization expenses...............................                 3
                                                                 --------------

   Total Assets..............................................           144,869

LIABILITIES
Payables:
 Investments purchased.........................    $    1,829
 Accrued fees to affiliates....................           164
 Other accrued expenses........................           119
 Daily variation margin on futures contracts...            21
Forward foreign currency exchange contracts
 (cost $9,513).................................         9,513
Foreign currency exchange spot contracts
(cost $1,432)..................................         1,429


   Total Liabilities.........................................            13,075
                                                                 --------------

NET ASSETS...................................................    $      131,794
                                                                 ==============

NET ASSETS CONSIST OF:
Undistributed net investment income..........................    $          602
Accumulated net realized gain (loss).........................              (100)
Unrealized appreciation (depreciation) on:
 Investments.................................................             2,876
 Futures contracts...........................................                78
 Foreign currency-related transactions.......................               (81)
Shares of beneficial interest................................               112
Additional paid-in capital...................................           128,307
                                                                 --------------

NET ASSETS...................................................    $      131,794
                                                                 ==============

NET ASSET VALUE, offering and redemption price per share:
 ($131,793,982 divided by 11,236,882 shares of $.01 par value
   shares of beneficial interest outstanding)................    $        11.73
                                                                 ==============

See accompanying notes which are an integral part of the financial statements.

32 Non-US Fund

NON-US FUND

STATEMENT OF OPERATIONS

Amounts in thousands          FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)


INVESTMENT INCOME
 Dividends...................................................... $        1,177
 Interest.......................................................             24
 Less foreign taxes withheld....................................           (109)
                                                                 --------------

   Total Investment Income......................................          1,092

EXPENSES
 Management fees.................................. $         266
 Custodian fees...................................            87
 Transfer agent fees..............................             3
 Professional fees................................            12
 Registration fees................................            19
 Trustees' fees...................................             5
 Amortization of deferred organization expenses...             1
 Miscellaneous....................................            15
                                                   -------------

 Expenses before reductions.......................           408
 Expense reductions...............................           (43)
                                                   -------------

   Expenses, net................................................            365
                                                                 --------------

Net investment income...........................................            727
                                                                 --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments......................................           934
 Futures contracts................................           (24)
 Foreign currency-related transactions............          (301)           609
                                                   -------------
Net change in unrealized appreciation
 (depreciation) on:
 Investments......................................         1,038
 Futures contracts................................            74
 Foreign currency-related transactions............           (81)         1,031
                                                   ------------- --------------
Net realized and unrealized gain (loss).........................          1,640
                                                                 --------------
Net increase (decrease) in net assets
 resulting from operations...................................... $        2,367
                                                                 ==============


  See accompanying notes which are an integral part of the financial statements.

                                                                  Non-US Fund 33

NON-US FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                     FOR THE SIX MONTHS             FOR THE YEAR
                                                     ENDED JUNE 30, 1999                ENDED
                                                         (UNAUDITED)              DECEMBER 31, 1998
                                                     -------------------         -----------------
OPERATIONS
 Net investment income.......................         $              727            $          106
 Net realized gain (loss)....................                        609                      (446)
 Net change in unrealized appreciation
 (depreciation)..............................                      1,031                     1,840
                                                     -------------------         -----------------
   Net increase (decrease) in net assets
   resulting from operations.................                      2,367                     1,500

DISTRIBUTIONS
 From net investment income..................                       (258)                     (146)
 In excess of net investment income..........                         --                       (41)
                                                     -------------------         -----------------
   Net decrease from distributions...........                       (258)                     (187)
                                                     -------------------         -----------------
SHARE TRANSACTIONS
 Net increase (decrease) in net assets
 from share transactions.....................                    108,265                    13,231
                                                     -------------------         -----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS..                    110,374                    14,544

NET ASSETS
 Beginning of period.........................                     21,420                     6,876
                                                     -------------------         -----------------
 End of period (including undistributed net
  investment income of $602 and $133,
  respectively)..............................              $     131,794            $       21,420
                                                     ===================         =================

See accompanying notes which are an integral part of the financial statements.

34 Non-US Fund

NON-US FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                               YEARS ENDED DECEMBER 31,
                                                               ------------------------
                                                       1999*         1998        1997**
                                                     ---------     --------     -------
NET ASSET VALUE, BEGINNING OF PERIOD..............   $   11.09     $  10.03     $ 10.00
                                                     ---------     --------     -------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c)........................         .16          .08         .09
 Net realized and unrealized gain (loss) on
   investments....................................         .61         1.21        (.06)
                                                     ---------     --------     -------

   Total Income From Investment Operations.......          .77         1.29         .03
                                                     ---------     --------     -------
DISTRIBUTIONS
 From net investment income......................         (.13)        (.18)         --
 From net realized gain on investments...........           --         (.05)         --
                                                     ---------     --------     -------

   Total Distributions...........................         (.13)        (.23)         --
                                                     ---------     --------     -------

NET ASSET VALUE, END OF PERIOD...................    $   11.73     $  11.09     $ 10.03
                                                     =========     ========     =======


TOTAL RETURN (%)(a)..............................         7.03        12.96         .30

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)........      131,794       21,420       6,876

 Ratios to average net assets (%)(b):
   Operating expenses, net.......................         1.30         1.30        1.30
   Operating expenses, gross.....................         1.45         2.37        3.60
   Net investment income.........................         2.60          .77         .98

 Portfolio turnover rate (%)(b)..................        68.44        50.36       68.54

*    For the six months ended June 30, 1999 (Unaudited).
** For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a)  Periods less than one year are not annualized.
(b) The ratios for the periods ended June 30, 1999 and December 31, 1997 are annualized.
(c) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.


                                                                  Non-US Fund 35

REAL ESTATE SECURITIES FUND

STATEMENT OF NET ASSETS

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                      MARKET
                                                         NUMBER       VALUE
                                                           OF         (000)
                                                         SHARES         $
                                                         ------       ------
COMMON STOCKS (b) - 92.4%
APARTMENT - 18.3%
Apartment Investment &
 Management Co. Class A                                  49,100       2,098
Archstone Communities Trust                              32,850         721
Avalonbay Communities, Inc.                              56,600       2,094
Brookfield Properties Corp.                              15,700         204
Camden Property Trust                                    20,700         574
Equity Residential Properties Trust                      20,900         942
Essex Property Trust, Inc.                               16,300         577
Post Properties, Inc.                                    16,600         681
Smith (Charles E.) Residential
 Realty, Inc.                                            35,900       1,218
Summit Properties, Inc.                                  13,500         267
                                                                 ----------
                                                                      9,376
                                                                 ----------

HEALTH CARE - 4.2%
HCR Manor Care, Inc. (a)                                 28,000         677
Health Care Property Investors, Inc.                     24,800         716
Nationwide Health Properties, Inc.                       41,000         782
                                                                 ----------
                                                                      2,175
                                                                 ----------

HOTELS/LEISURE - 6.8%
FelCor Lodging Trust, Inc.                                8,000         166
Golf Trust of America, Inc.                               5,700         139
Hospitality Properties Trust                             16,300         442
Host Marriott Corp.                                      18,700         222
Marriot International, Inc. Class A                      12,400         463
Starwood Hotels & Resorts
 Worldwide, Inc.                                         67,400       2,060
                                                                 ----------
                                                                      3,492
                                                                 ----------

LEASING - 0.5%
Entertainment Properties Trust                            8,900         157
Prison Realty Corp.                                       9,300          91
                                                                 ----------
                                                                        248
                                                                 ----------

OFFICE/INDUSTRIAL - 39.0%
AMB Property Corp.                                       69,900       1,643
Arden Realty Group, Inc.                                 65,100       1,603
Boston Properties, Inc.                                  35,600       1,277
Cabot Industrial Trust                                   17,500         372
CarrAmerica Realty Corp.                                 17,500         438
Catellus Development Corp. (a)                           33,500         519
Cornerstone Properties, Inc.                             26,700         424
Cousins Properties, Inc.                                 16,900         571
Crescent Real Estate Equities, Inc.                      22,700         539
Equity Office Properties Trust                           79,000       2,024
Highwoods Properties, Inc.                               53,800       1,476
Kilroy Realty Corp.                                       9,500         232
Liberty Property Trust                                   15,800         393
Mack-Cali Realty Corp.                                   65,900       2,039
Prentiss Properties Trust                                 9,900         233
ProLogis Trust                                           82,200       1,665
PS Business Parks, Inc.                                  17,800         434
Reckson Associates Realty Corp.                          33,300         783
SL Green Realty Corp.                                    26,200         535
Spieker Properties, Inc.                                 52,500       2,040
Trizec Hahn Corp.                                        18,000         367
Weeks Corp.                                              12,200         372
                                                                 ----------
                                                                     19,979
                                                                 ----------

OUTLET CENTERS - 0.1%
Prime Retail, Inc.                                        7,800          68
                                                                 ----------

REGIONAL MALLS - 10.0%
General Growth Properties, Inc.                          33,800       1,200
Macerich Co. (The)                                       44,900       1,179
Rouse Co. (The)                                          36,900         936
Simon Property Group, Inc.                               55,400       1,406
Taubman Centers, Inc.                                    17,500         231
Urban Shopping Centers, Inc.                              6,000         189
                                                                 ----------
                                                                      5,141
                                                                 ----------

SELF STORAGE - 3.7%
Public Storage, Inc.                                     58,000       1,624
Shurgard Storage Centers, Inc.
 Class A                                                 10,900         296
                                                                 ----------
                                                                      1,920
                                                                 ----------

SHOPPING CENTER - 9.8%
Bradley Real Estate, Inc.                                18,500         384
Developers Diversified Realty Corp.                      32,000         532
Glimcher Realty Trust                                    13,200         215
Kimco Realty Corp.                                       35,400       1,385
Regency Realty Corp.                                      9,700         213
Vornado Realty Trust                                     63,900       2,256
                                                                 ----------
                                                                      4,985
                                                                 ----------

TOTAL COMMON STOCKS
(cost $48,634)                                                       47,384
                                                                 ----------



36 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

                                                       JUNE 30, 1999 (UNAUDITED)

                                                                   MARKET
                                                      NUMBER       VALUE
                                                        OF         (000)
                                                      SHARES         $
                                                      ------       ------
SHORT-TERM INVESTMENTS - 7.1%
Frank Russell Investment Company
 Money Market Fund,
 due on demand (c)                                     3,463       3,463
United States Treasury Notes (c)
  5.875% due 07/31/99                                    200         201
                                                              ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $3,664)                                                      3,664
                                                              ----------

TOTAL INVESTMENTS - 99.5%
(identified cost $52,298)                                         51,048

OTHER ASSETS AND LIABILITIES,
NET - 0.5%                                                           232
                                                              ----------

NET ASSETS - 100.0%                                               51,280
                                                              ==========



(a)  Nonincome-producing security.
(b) All common stocks held are Real Estate Investment Trusts (REIT) with the exception of the following:
       Brookfield Properties Corp.
       HCR Manor Care, Inc.
       Marriot International, Inc. Class A
       Rouse Co. (The)
       Starwood Hotels & Resorts Worldwide, Inc.
       Trizec Hahn Corp.
       Vornado Realty Trust
(c)  At cost,which approximates market.



  See accompanying notes which are an integral part of the financial statements.

                                                  Real Estate Securities Fund 37

REAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)        JUNE 30, 1999 (UNAUDITED)


ASSETS
Investments at market (identified cost $52,298)................. $       51,048
Receivables:
 Dividends......................................................            275
 Investments sold...............................................             37
 Fund shares sold...............................................             53
                                                                 --------------

   Total Assets.................................................         51,413

LIABILITIES
Payables:
 Investments purchased............................ $          70
 Accrued fees to affiliates.......................            26
 Other accrued expenses...........................            37
                                                   -------------

   Total Liabilities............................................            133
                                                                 --------------

NET ASSETS...................................................... $       51,280
                                                                 ==============

NET ASSETS CONSIST OF:
Undistributed net investment income............................. $          450
Accumulated net realized gain (loss)............................             16
Unrealized appreciation (depreciation) on investments...........         (1,250)
Shares of beneficial interest...................................             52
Additional paid-in capital......................................         52,012
                                                                 --------------

NET ASSETS...................................................... $       51,280
                                                                 ==============


NET ASSET VALUE, offering and redemption price per share:
 ($51,279,720 divided by 5,204,789 shares of $.01 par value
   shares of beneficial interest outstanding)................... $         9.85
                                                                 ==============


See accompanying notes which are an integral part of the financial statements.

38 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS

Amounts in thousands                               FOR THE PERIOD APRIL 30, 1999
                                                    (COMMENCEMENT OF OPERATIONS)
                                                    TO JUNE 30, 1999 (UNAUDITED)



INVESTMENT INCOME
 Dividends...................................................... $          544

EXPENSES
 Management fees...............................    $          70
 Custodian fees................................               15
 Transfer agent fees...........................                1
 Professional fees.............................                8
 Registration fees.............................                7
 Miscellaneous.................................                7
                                                   -------------

 Expenses before reductions....................              108
 Expense reductions............................              (14)
                                                   -------------

   Expenses, net................................................             94
                                                                 --------------

Net investment income...........................................            450
                                                                 --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments...................................               57
 Futures contracts.............................              (41)            16
                                                   -------------

Net change in unrealized appreciation (depreciation) on
 investments....................................................         (1,250)
                                                                 --------------
Net realized and unrealized gain (loss).........................         (1,234)
                                                                 --------------

Net increase (decrease) in net assets resulting from operations. $         (784)
                                                                 ==============





  See accompanying notes which are an integral part of the financial statements.

                                                  Real Estate Securities Fund 39

REAL ESTATE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands
                                                              FOR THE PERIOD
                                                            APRIL 30, 1999* TO
                                                              JUNE 30, 1999
                                                               (UNAUDITED)
                                                           --------------------
OPERATIONS
 Net investment income.....................................      $          450
 Net realized gain (loss)..................................                  16
 Net change in unrealized appreciation (depreciation)......              (1,250)
                                                                 --------------

   Net increase (decrease) in net assets resulting from
   operations..............................................                (784)
                                                                 --------------

SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share
 transactions                                                            52,064
                                                                 --------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS................              51,280

NET ASSETS
 Beginning of period.......................................                  --
                                                                 --------------

 End of period (including undistributed net investment
 income of $450)...........................................      $       51,280

                                                                 ==============

* Commencement of operations.





See accompanying notes which are an integral part of the financial statements.

40 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.



                                                                        1999*
                                                                     ----------

NET ASSET VALUE, BEGINNING OF PERIOD...............................  $    10.00
                                                                     ----------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c).........................................         .09
 Net realized and unrealized gain (loss) on investments............        (.24)
                                                                     ----------

   Total Income From Investment Operations.........................        (.15)
                                                                     ----------

NET ASSET VALUE, END OF PERIOD.....................................  $     9.85
                                                                     ==========

TOTAL RETURN (%)(a)................................................       (1.50)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)..........................      51,280

 Ratios to average net assets (%)(b):
   Operating expenses, net.........................................        1.15
   Operating expenses, gross.......................................        1.32
   Net investment income...........................................        5.50

 Portfolio turnover rate (%)(a)....................................       16.17




* For the period April 30, 1999 (commencement of operations) to June 30, 1999 (Unaudited).
(a)  Periods less than one year are not annualized.
(b) The ratios for the period April 30, 1999 (commencement of operations) to June 30, 1999 are annualized.
(c)  Average month-end shares outstanding were used for this calculation.



                                                  Real Estate Securities Fund 41

CORE BOND FUND

STATEMENT OF NET ASSETS

                                                       JUNE 30, 1999 (UNAUDITED)


                                       PRINCIPAL       MARKET
                                        AMOUNT         VALUE
                                         (000)         (000)
                                           $             $
                                       ---------       ------

LONG-TERM INVESTMENTS - 94.9%
ASSET-BACKED SECURITIES - 2.0%
ARG Funding Corp.
 Series 1999-1A Class A3
 6.020% due 05/20/04                        200         196
Delta Funding Home Equity
 Loan Trust
 Series 1998-4 Class A4F
 6.340% due 04/15/26                        125         119
FMAC Loan Recievables Trust
 Series 1998-DA Class A2
 6.404% due 12/24/28                        125         121
Green Tree Financial Corp.
 Series 1998-2 ClassM1
 6.940% due 02/01/30                        100          95
 Series 1998-6 Class M1
 6.630% due 06/01/30                        100          94
MBNA Master Credit Card Trust
 Series 1999-A ClassB
 5.358% due 07/17/06 (c)                    175         174
Residential Asset Securities Corp.
 Series 1998-KS3 Class AI7
 5.980% due 10/25/29                        175         165
Student Loan Marketing Association
 Loan Trust
 Series 1996-4, Class A1
 4.990% due 07/25/04 (c)                    239         238
Vanderbilt Mortgage Finance
 Series 1998-C Class 1A6
 6.750% due 10/07/28                        100          92
                                                 ----------
                                                      1,294
                                                 ----------

CORPORATE BONDS AND NOTES - 30.6%
Adelphia Communications Corp.
 9.250% due 10/01/02                         50          51
Ahold Finance USA, Inc.
 6.250% due 05/01/09                        190         179
 6.875% due 05/01/29                         25          23
Allied Waste North America, Inc.
 Series B
 7.375% due 01/01/04                         50          47
 7.625% due 01/01/06                        200         186
American Financial Group, Inc.
 7.125% due 04/15/09                         75          70
American General Finance Corp.
 6.170% due 05/06/03 (MTN)                  400         393
American Standard Co.
 7.375% due 04/15/05                         50          48
Amerus Life Holdings, Inc.
 6.950% due 06/15/05                         75          72
Aramark Corp.
 6.750% due 08/01/04                         15          14
 7.000% due 07/15/06                        100          96
AT&T Capital Corp.
 6.410% due 08/13/99 (MTN)                  390         390
Bank of America Corp.
 6.625% due 06/15/04                        100         100
Bank One Corp.
 Series A
 5.625% due 02/17/04 (MTN)                  150         144
Bankers Trust Corp.
 5.100% due 05/11/03 (c)                    200         199
Bear Stearns Cos., Inc.
 6.150% due 03/02/04                        150         145
Citicorp
 9.500% due 02/01/02                         50          54
Citizens Utilities Co.
 8.450% due 09/01/01                        200         208
Colonial Realty L.P.
 7.160% due 01/17/03 (MTN)                   50          49
Conmed Corp.
 9.000% due 03/15/08                         25          25
Conseco Finance Trust III
 8.796% due 04/01/27                        100          91
Conseco Financing Trust II
 8.700% due 11/15/26                         50          45
Crescent Real Estate Equities
 6.625% due 09/15/02                         75          69
DDTE Capital Corp.
 7.110% due 11/15/03 (c)                    500         504
EOP Operating, L.P.
 6.500% due 01/15/04                         75          73
ERAC USA Finance Co.
 7.500% due 06/15/03 (MTN)                   50          51
Exide Corp.
 2.900% due 12/15/05                         75          46
Extendicare Health Services, Inc.
 9.350% due 12/15/07                         25          19
First Security Corp.
 5.875% due 11/01/03                         50          48
Ford Motor Credit Co.
 5.247% due 06/04/02 (c)                    250         250
Fort James Corp.
 6.875% due 09/15/07                        250         246
Fred Meyer, Inc.
 7.450% due 03/01/08                        125         126


42 Core Bond Fund

CORE BOND FUND

STATEMENT OF NET ASSETS

                                                       JUNE 30, 1999 (UNAUDITED)


                                       PRINCIPAL       MARKET
                                        AMOUNT         VALUE
                                         (000)         (000)
                                           $             $
                                       ---------       ------

Global Crossings Holdings, Ltd.
 9.625% due 05/15/08                         50          54
Golden State Holdings
 7.125% due 08/01/05                         75          72
Goldman Sachs Group
 7.250% due 10/01/05                         75          76
 Series A
 5.430% due 01/16/01 (MTN)                  200         201
 6.340% due 03/01/06 (MTN)                  150         144
Grove Worldwide, L.L.C.
 9.250% due 05/01/08                         25          23
GS Escrow Corp.
 7.000% due 08/01/03                        150         147
Health Care REIT, Inc.
 7.625% due 03/15/08                         50          48
Homeside Lending, Inc.
 6.750% due 08/01/04 (MTN)                   50          50
Horseshoe Gaming Holding
 8.625% due 05/15/09                        250         242
Household Finance Corp. (MTN)(c)
 5.190% due 08/20/01                        150         150
 5.125% due 05/07/02                        150         149
 Series E
 6.125% due 02/27/03 (MTN)                1,000         976
Huntsman ICI Chemicals, Inc.
 10.125% due 07/01/09                       300         303
Idex Corp.
 6.875% due 02/15/08                         50          46
IMC Global, Inc.
 7.625% due 11/01/05                         50          51
Imperial Capital Trust I
 Series B
 9.980% due 12/31/26                         25          24
Integrated Health Services, Inc.
 5.750% due 01/01/01                         75          48
Isle Capri Casinos, Inc.
 8.750% due 04/15/09                        200         188
ITT Corp.
 6.250% due 11/15/00                        800         782
Kaufman and Broad Home Corp.
 7.750% due 10/15/04                         50          50
Lear Corp.
 7.960% due 05/15/05                        250         242
Lehman Brothers Holdings, Inc.
 6.625% due 04/01/04                        225         219
 7.625% due 06/01/06                         25          26
Lenfest Communications, Inc.
 10.500% due 06/15/06                       225         259
Lilly Industries, Inc.
 7.750% due 12/01/07                        125         120
Lite-On Technology Corp.
 Zero Coupon due 12/01/02 (conv.)            50          51
McLeodUSA, Inc.
 8.375% due 03/15/08                         75          70
 9.500% due 11/01/08                        100         100
 8.125% due 02/15/09                         75          70
Meditrust
 7.375% due 07/15/00                         25          24
Merita Bank, Ltd.
 7.150% due 12/29/49                        250         248
MMI Capital Trust I
 7.625% due 12/15/27                         25          21
Mohegan Tribal Gaming
 8.125% due 01/01/06                         75          74
 8.750% due 01/01/09                         25          26
Morgan Stanley Dean Witter
 Series C
 5.820% due 06/19/00 (MTN)                1,000         992
Nabors Industries, Inc.
 6.800% due 04/15/04                        500         488
Natexix Ambs Co., L.L.C.
 Series A
 8.440% due 12/29/49                         75          72
Newgrade Energy, Inc.
 10.050% due 08/31/07                       275         273
News America, Inc.
 7.625% due 11/30/28                        100          96
NEXTLINK Communications, Inc.
 12.500% due 04/15/06                       150         161
NVR, Inc.
 8.000% due 06/01/05                         75          73
Ocwen Financial Corp.
 11.875% due 10/01/03                        50          48
Orion Capital Trust II
 7.700% due 04/15/28                         75          61
Paine Webber Group, Inc.
 6.375% due 05/15/04                        100          97
Parker Retirement Savings Plan
 6.340% due 07/15/08                        500         477
Philip Morris Cos., Inc.
 6.150% due 03/15/00                        100         100
 7.250% due 01/15/03                        500         510
Premier Parks, Inc. Step Up Bond
 Zero Coupon due 04/01/08 (c)                25          17
PX Escrow Corp. Step Up Bond
 Zero Coupon due 02/01/06 (c)                75          46



                                                               Core Bond Fund 43

CORE BOND FUND

STATEMENT OF NET ASSETS

                                                       JUNE 30, 1999 (UNAUDITED)


                                       PRINCIPAL       MARKET
                                        AMOUNT         VALUE
                                         (000)         (000)
                                           $             $
                                       ---------       ------

Qwest Communications
 International, Inc.
 9.470% due 10/15/07                         25          20
 7.250% due 11/01/08                         25          24
 7.500% due 11/01/08                         25          26
 Step-Up Bond
 Series B
 Zero Coupon due 02/01/08 (c)               125          94
Regency Centers L.P.
 7.400% due 04/01/04                         75          73
Republic of New York Corp.
 5.000% due 10/28/02 (c)                    750         741
Revlon Worldwide
 Series B
 Zero Coupon due 03/15/01                   215         144
Rose Hills Corp.
 9.500% due 11/15/04                         25          23
Safeway, Inc.
 6.050% due 11/15/03                         50          49
Salomon Smith Barney Holdings, Inc.
 6.500% due 10/15/02                        500         500
 6.250% due 06/15/05                        100          97
Simon Debartolo Group L.P.
 6.625% due 06/15/03                         75          73
 6.750% due 06/15/05                         50          48
Simon Property Group, Inc.
 6.750% due 02/09/04                         25          24
Societe Generale Real Estate Co., L.L.C.
 Series A
 7.640% due 12/29/49                        100          94
Southland Corp.
 Series A
 4.500% due 06/15/04                         50          43
Speedway Motorsports, Inc.
 8.500% due 08/15/07                        275         278
Spieker Properties, L.P.
 6.750% due 01/15/08                         75          70
Star Banc Corp.
 5.875% due 11/01/03                         50          48
Summit Properties Partnership
 7.200% due 08/15/07                         25          23
Tanger Properties, L.P.
 8.750% due 03/11/01                         25          25
 7.875% due 10/24/04                         25          24
Tenet Healthcare Corp.
 7.875% due 01/15/03                         25          25
 8.625% due 12/01/03                        100         100
 6.000% due 12/01/05                        100          77
Texas Utilities
 5.729% due 06/25/01 (c)                    600         600
Time Warner, Inc.
 6.625% due 05/15/29                        175         155
Toll Brothers Corp.
 7.750% due 09/15/07                         25          24
Travelers Property Casualty Corp.
 6.750% due 04/15/01                         25          25
Tricon Global Restaurants, Inc.
 7.450% due 05/15/05                         25          25
 7.650% due 05/15/08                        275         271
U.S. Bancorp
 Series J
 6.000% due 05/15/04 (MTN)                  125         122
Union Planters Bank
 6.500% due 03/15/18                         50          47
United Companies Financial Corp.
 7.700% due 01/15/04 (d)                     25           6
US West Communications, Inc.
 5.650% due 11/01/04                        750         710
Viacom, Inc.
 7.750% due 06/01/05                         25          26
Walt Disney Co.
 Series E
 5.125% due 12/15/03 (MTN)                   50          48
Waste Management, Inc.
 6.500% due 05/14/04                      1,000         981
Westdeutsche Landesbank NY
 6.050% due 01/15/09                        500         465
                                                 ----------
                                                     19,194
                                                 ----------

EURODOLLAR BONDS - 3.1%
Argentina, Republic of
 Series PRE2
 4.912% due 04/01/01 (c)                    651         606
Diageo Capital PLC
 6.625% due 06/24/04                        275         274
Morgan Stanley Dean Witter
 5.287% due 03/11/03 (MTN)(c)               300         299
Philippines, Republic of
 6.500% due 12/01/17 (c)                    500         427
Skandinaviska Enskilda Banken
 6.500% due 12/29/49                        275         261
Upm-Kymmene Corporation
 7.450% due 11/26/27                         50          47
                                                 ----------
                                                      1,914
                                                 ----------


44 Core Bond Fund

CORE BOND FUND

                                                       JUNE 30, 1999 (UNAUDITED)


                                       PRINCIPAL       MARKET
                                        AMOUNT         VALUE
                                         (000)         (000)
                                           $             $
                                       ---------       ------

MORTGAGE-BACKED SECURITIES - 33.2%
Advanta Mortgage Loan Trust
 Series 97-4 Class M1
 7.040% due 01/25/29                         50          50
Chase Commercial Mortgage Securities
 Corp.
 Series 1997-2 Class D
 6.600% due 12/19/07                         25          23
Chase Mortgage Finance Corp.
 Series 1993-N Class A9
 6.750% due 11/25/24                        850         813
Countrywide Home Loans
 Series 1997-7 Class A3
 6.250% due 08/25/14                        500         484
DLJ Commercial Mortgage Corp.
 Series 1999-CG1 Class A1A
 6.080% due 08/10/08                        148         144
Federal Home Loan Mortgage Corp.
 6.000%  30 Year TBA Gold (b)             3,000       2,821
Federal National Mortgage Association
 6.500% due 2013                            518         510
 6.500% due 2014                            496         488
 6.031% due 2017                            467         453
 8.500% due 2025                              8           9
 9.000% due 2025                            278         293
 8.500% due 2028                              6           6
 6.000% due 2029                          1,375       1,305
 6.500% due 2029                            886         855
 6.500%  30 Year TBA (b)                    800         772
 Series 1997-77 Class G
 6.500% due 05/18/23                        267         266
Federal National Mortgage Association
 (REMIC)
 Series 1992-10, Class ZD
 8.000% due 11/25/21                        891         906
GMAC Commercial Mortgage Securities,
 Inc.
 Series 1997-C1 Class A2
 6.850% due 09/15/06 (c)                    125         126
Government National Mortgage Association
 9.000% due 2017                            311         331
 8.000% due 2024                            111         115
 8.000% due 2025                            159         164
 7.000% due 2026                            109         108
 8.000% due 2026                            188         194
 6.500% due 2027                            482         487
 7.000% due 2027                            613         605
 7.000% due 2028                          3,002       2,962
 6.500% due 2029                          1,177       1,132
 7.000% due 2029                            400         394
 6.000% 30 Year TBA Jumbo (b)               500         463
 6.500% 30 Year TBA (b)                   2,000       1,923
 7.000% 30 Year TBA (b)                     275         271
MBNA Master Credit Card Trust Asset
 Backed
 Series 1994-B, Class B
 5.120% due 01/15/02                        100         100
Midland Realty Acceptance Corp.
 Series 1996-C2 Class A2
 7.233% due 01/25/29                        125         126
Morgan Stanley Capital I
 Series 1998-HF1 Class A2
 6.520% due 01/15/08                        125         121
Norwest Asset Securities Corp.
 Series 1997-21 Class A2
 7.000% due 01/25/28                        523         523
 Series 1998-14 Class A2
 6.500% due 06/25/13                        388         385
Residential Funding Mortgage Securities II
 Series 1997-HS5, Class M1
 7.010% due 05/25/27                         50          50
                                                 ----------
                                                     20,778
                                                 ----------

UNITED STATES GOVERNMENT
AGENCIES - 0.3%
Federal Home Loan Bank
 5.375% due 03/02/01                        150         149
Federal National Mortgage Association
 5.125% due 02/13/04                         25          24
                                                 ----------
                                                        173
                                                 ----------

UNITED STATES GOVERNMENT TREASURIES -
24.8%
United States Treasury Bonds
 12.000% due 08/15/13                     1,000       1,404
 11.250% due 02/15/15                       350         524
 8.750% due 05/15/17                      1,000       1,262
 8.125% due 05/15/21                      1,275       1,553
 6.625% due 02/15/27                        705         745
United States Treasury Notes
 4.625% due 11/30/00                      1,925       1,904
 3.625% due 07/15/02                        120         119
 7.500% due 02/15/05                      6,700       7,213
 4.750% due 11/15/08                        900         826
                                                 ----------
                                                     15,550
                                                 ----------


                                                               Core Bond Fund 45

CORE BOND FUND

STATEMENT OF NET ASSETS

                                                       JUNE 30, 1999 (UNAUDITED)


                                       PRINCIPAL       MARKET
                                        AMOUNT         VALUE
                                         (000)         (000)
                                           $             $
                                       ---------       ------

YANKEE BONDS - 0.9%
Abitibi-Consolidated, Inc.
 7.500% due 04/01/28                         75          68
Amvescap PLC
 6.600% due 05/15/05                         50          47
Applied International Finance
 11.750% due 10/01/05                        10           8
British Sky Broadcasting PLC
 6.875% due 02/23/09                         75          68
Colt Telecom Group PLC Step Up Bond
 Zero Coupon due 12/15/06 (c)               150         124
Edperbrascan Corp.
 7.125% due 12/16/03                         50          48
Flag, Ltd.
 8.250% due 01/30/08                         50          47
National Westminster Bank PLC
 7.750% due 04/29/49 (c)                     25          25
Royal Caribbean Cruises, Ltd.
 8.125% due 07/28/04                        125         130
 7.500% due 10/15/27                         25          23
                                                 ----------
                                                        588
                                                 ----------

TOTAL LONG-TERM INVESTMENTS
(cost $60,796)                                       59,491
                                                 ----------

                                         NUMBER
                                           OF
                                         SHARES
                                         ------
PREFERRED STOCKS - 0.3%
Equity Office Property Trust Series B     1,500          64
Global Crossing Holdings, Ltd.              800          85
Primedia, Inc.                              250          24
                                                 ----------

TOTAL PREFERRED STOCKS
(cost $174)                                             173
                                                 ----------



                                       PRINCIPAL       MARKET
                                        AMOUNT         VALUE
                                         (000)         (000)
                                           $             $
                                       ---------       ------

SHORT-TERM INVESTMENTS - 18.1%
Bell South Telecommunications
 5.520% due 07/07/99 (a)                  1,000         999
Federal Home Loan Mortgage Discount
 Note
 4.760% due 07/22/99 (a)                    245         244
Federal National Mortgage Association
 Discount Note
 4.790% due 07/08/99 (a)                  1,175       1,174
Frank Russell Investment Company
 Money Market Fund,
 due on demand (a)                        4,955       4,955
General Motors Acceptance Corp.
 5.520% due 07/14/99 (a)                  1,000         998
Proctor & Gamble Discount Notes
 5.180% due 07/20/99 (a)                  1,000         997
Shell Oil Co.
 4.760% due 07/09/99 (a)                  1,000         999
Wisconsin Electric Power Co.
 4.840% due 07/06/99 (a)                                999
                                          1,000  ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $11,365)                                       11,365
                                                 ----------

TOTAL INVESTMENTS - 113.3%
(identified cost $72,335)                            71,029

OTHER ASSETS AND LIABILITIES,
NET - <13.3%>                                       (8,373)
                                                 ----------

                                                     62,656
NET ASSETS - 100.0%                              ==========


(a)  At cost, which approximates market.
(b)  Forward commitment.
(c)  Adjustable or floating rate security.
(d)  Issuer in default.

Abbreviations:
MTN - Medium Term Note
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust
TBA - To Be Announced Security


See accompanying notes which are an integral part of the financial statements.

46 Core Bond Fund

CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)        JUNE 30, 1999 (UNAUDITED)


ASSETS
Investments at market (identified cost $72,335)................  $       71,029
Receivables:
 Dividends and interest........................................             851
 Investments sold..............................................             414
 Fund shares sold..............................................             100
Deferred organization expenses.................................               3
                                                                 --------------

   Total Assets................................................          72,397

LIABILITIES
Payables:
 Investments purchased..........................  $         564
 Investments purchased (delayed settlement).....          9,081
 Accrued fees to affiliates.....................             54
 Other accrued expenses.........................             42
                                                  -------------

   Total Liabilities...........................................           9,741
                                                                 --------------

NET ASSETS.....................................................  $       62,656
                                                                 ==============
NET ASSETS CONSIST OF:
Undistributed net investment income............................  $          709
Accumulated distributions in excess of net realized gain.......            (687)
Unrealized appreciation (depreciation) on investments..........          (1,306)
Shares of beneficial interest..................................              62
Additional paid-in capital.....................................          63,878
                                                                 --------------

NET ASSETS.....................................................  $       62,656
                                                                 ==============
NET ASSET VALUE, offering and redemption price per share:
 ($62,655,970 divided by 6,191,623 shares of $.01 par value
   shares of beneficial interest outstanding)..................  $        10.12
                                                                 ==============




  See accompanying notes which are an integral part of the financial statements.

                                                               Core Bond Fund 47

CORE BOND FUND

STATEMENT OF OPERATIONS

Amounts in thousands          FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)


INVESTMENT INCOME
 Interest......................................................  $        1,202
 Dividends.....................................................             149
                                                                 --------------

   Total Investment Income.....................................           1,351

EXPENSES
 Management fees.................................  $        128
 Custodian fees..................................            43
 Transfer agent fees.............................             2
 Professional fees...............................             7
 Registration fees...............................             5
 Trustees' fees..................................             5
 Amortization of deferred organization expenses..             1
 Miscellaneous...................................             7
                                                   -------------

 Expenses before reductions......................           198
 Expense reductions..............................           (27)
                                                   -------------

   Expenses, net...............................................             171
                                                                 --------------

Net investment income..........................................           1,180
                                                                 --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments.....................................          (576)
 Options written.................................            20            (556)
                                                   -------------

Net change in unrealized appreciation (depreciation) on
investments....................................................          (1,312)
                                                                 --------------
Net realized and unrealized gain (loss)........................          (1,868)
                                                                 --------------

Net increase (decrease) in net assets resulting from operations  $         (688)
                                                                 ==============



See accompanying notes which are an integral part of the financial statements.

48 Core Bond Fund

CORE BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                    FOR THE SIX MONTHS      FOR THE YEAR
                                                    ENDED JUNE 30, 1999         ENDED
                                                        (UNAUDITED)       DECEMBER 31, 1998
                                                    -------------------   -----------------
OPERATIONS
 Net investment income...........................   $             1,180   $           1,058
 Net realized gain (loss)........................                  (556)                493
 Net change in unrealized appreciation
 (depreciation)..................................                (1,312)               (173)
                                                    -------------------   -----------------
   Net increase (decrease) in net assets
   resulting from operations.....................                  (688)              1,378
                                                    -------------------   -----------------
DISTRIBUTIONS
 From net investment income......................                  (854)               (796)
 In excess of net realized gain on investments...                  (613)                (53)
                                                    -------------------   -----------------

   Net decrease from distributions...............                (1,467)               (849)
                                                    -------------------   -----------------
SHARE TRANSACTIONS
 Net increase (decrease) in net assets from share
 transactions....................................                32,506              23,253
                                                    -------------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS......                30,351              23,782

NET ASSETS
 Beginning of period.............................                32,305               8,523
                                                    -------------------   -----------------
 End of period (including undistributed net
   investment income of $709 and $383,
   respectively).................................   $            62,656   $          32,305
                                                    ===================   =================





  See accompanying notes which are an integral part of the financial statements.

                                                               Core Bond Fund 49

CORE BOND FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                        YEARS ENDED DECEMBER 31,
                                                       -------------------------
                                                   1999*       1998      1997**
                                                 --------    --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD..........   $  10.68    $  10.45   $  10.00
                                                 --------    --------   --------

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (c)....................        .29         .56        .64
 Net realized and unrealized gain (loss) on
   investments................................       (.41)        .19        .30
                                                 --------    --------   --------

   Total Income From Investment Operations....       (.12)        .75        .94
                                                 --------    --------   --------
DISTRIBUTIONS
 From net investment income...................       (.25)       (.47)      (.49)
 In excess of net realized gain on investments       (.19)       (.05)        --
                                                 --------    --------   --------

   Total Distributions........................       (.44)       (.52)      (.49)

NET ASSET VALUE, END OF PERIOD................   $  10.12    $  10.68   $  10.45
                                                 ========    ========   ========

TOTAL RETURN (%)(a)...........................      (1.12)       7.38       9.73

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands).....     62,656      32,305     8,523

 Ratios to average net assets (%)(b):
   Operating expenses, net....................        .80         .80       .80
   Operating expenses, gross..................        .93        1.28      2.20
   Net investment income......................       5.53        5.34      6.38

 Portfolio turnover rate (%)(b)...............     174.69       75.95     53.86




*    For the six months ended June 30, 1999 (Unaudited).
** For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a)  Periods less than one year are not annualized.
(b) The ratios for the periods ended June 30, 1999 and December 31, 1997 are annualized.
(c) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



50 Core Bond Fund

RUSSELL INSURANCE FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 1999 (Unaudited)

1.   ORGANIZATION

     Russell Insurance Funds (the "Investment Company") is a series mutual fund with five investment portfolios, referred to as "Funds." These financial statements report on the Funds, each of which has distinct investment objectives and strategies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under a master trust agreement dated July 11, 1996. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

     SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     International equity and fixed income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

     Short-term investments maturing within 60 days of the valuation date are valued at amortized cost unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular fund.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions from Real Estate Investment Trusts ("REIT's") owned by the Real Estate Securities Fund may have as their components dividend income, capital gains and/or returns of capital. Distributions that are deemed to be capital gains or returns of capital by the trusts are treated by the Fund, respectively, as an adjustment to its realized capital gains or its cost of the investment. The exact amount to be adjusted can be ascertained only at the end of each REIT's fiscal year when finally determined and reported by the various trusts.

     AMORTIZATION AND ACCRETION: All premiums and discounts, including original issue discounts, for the Funds are amortized/ accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

     It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal income tax provision was required for the Funds.

     At December 31, 1998, the Non-US Fund had a net tax basis capital loss carryforward of $570,615 which may be applied against any net realized taxable gains in each succeeding year or until its expiration date of December 31, 2006, whichever occurs first.




                                                Notes to Financial Statements 51

RUSSELL INSURANCE FUNDS

June 30, 1999 (Unaudited)

     The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 1999 are as follows:

                                                                                                  NET
                                                        GROSS               GROSS              UNREALIZED
                                   FEDERAL TAX         UNREALIZED          UNREALIZED          APPRECIATION
                                      COST            APPRECIATION       (DEPRECIATION)       (DEPRECIATION)
                                  --------------     --------------     ----------------     ----------------
     Multi-Style Equity           $  187,952,934     $   17,964,888     $    (4,505,422)     $     13,459,466
     Aggressive Equity                69,639,770          6,835,111          (2,719,150)            4,115,961
     Non-US                          128,880,055          6,828,744          (4,174,614)            2,654,130
     Real Estate Securities           52,297,929         37,171,432         (38,421,662)           (1,250,230)
     Core Bond                        72,466,891            313,604          (1,751,236)           (1,437,632)



     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly, except for the Non-U.S. Fund, which generally declares and pays dividends annually. Capital gain distributions are generally declared and paid annually.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, and certain securities sold at a loss. Accordingly, a Fund may periodically make a reclassification among certain of its capital accounts without impacting its net asset value.

     EXPENSES: The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed are allocated among all Funds principally based on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: Organization costs of the Funds, incurred prior to the adoption of SOP 98-5 at June 30, 1998, have been deferred and are being amortized over 60 months on a straight-line basis.

     FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

     (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

     (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

     Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-US Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at period-end, as a result of changes in the exchange rates.

     It is not practical to isolate that portion of the results of operations of the Non-US Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Non-US Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

     DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are





52 Notes to Financial Statements

RUSSELL INSURANCE FUNDS

June 30, 1999 (Unaudited)

     instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

     The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn market-like returns with their excess and liquidity reserve cash balances. Hedging is used by some funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that allow them to meet their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

     FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Non-US Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that is recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

     FORWARD COMMITMENTS: The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment," "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

     FUTURES CONTRACTS: The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

     OPTIONS: The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

     When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.



                                                Notes to Financial Statements 53

RUSSELL INSURANCE FUNDS

June 30, 1999 (Unaudited)

     The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates. The Funds' activities in written options are conducted through regulated exchanges, which do not result in counterparty credit risks.

3.   INVESTMENT TRANSACTIONS

     SECURITIES: During period ended June 30, 1999, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                                      PURCHASES        SALES
                                    -------------  -------------
     Multi-Style Equity             $ 153,851,660  $  42,996,057
     Aggressive Equity                 58,442,663     14,718,188
     Non-US                           121,773,172     19,433,941
     Real Estate Securities            55,174,104      6,597,987
     Core Bond                         17,598,946      3,586,635

     Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                                      PURCHASES        SALES
                                    -------------  -------------
     Core Bond                      $  84,623,752  $  32,653,050

     OPTIONS WRITTEN AND FUTURES CONTRACTS: Fund transactions in futures contract purchases for the period ended June 30, 1999 were as follows:

                                                   FUTURES CONTRACTS
                                                               AGGREGATE
                                               NUMBER OF     FACE VALUE OF
                                               CONTRACTS     CONTRACTS (1)
 MULTI-STYLE EQUITY                           -----------   ---------------
  Outstanding December 31, 1998                        20   $     6,011,571
  Opened                                              164        52,951,771
  Closed                                             (150)      (48,566,636)
                                              -----------   ---------------
  Outstanding June 30, 1999                            34   $    10,396,706
                                              ===========   ===============

 AGGRESSIVE EQUITY
  Outstanding December 31, 1998                         7   $     1,711,547
  Opened                                               86        22,336,814
  Closed                                              (74)      (19,783,198)
                                              -----------   ---------------
  Outstanding June 30, 1999                            19   $     4,265,163
                                              ===========   ===============

 NON-US
  Outstanding December 31, 1998                        11   $     1,058,198
  Opened                                              553        50,333,600
  Closed                                             (463)      (42,787,813)
                                              -----------   ---------------
  Outstanding June 30, 1999                           101   $     8,603,985
                                              ===========   ===============


54 Notes to Financial Statements

RUSSELL INSURANCE FUNDS

June 30, 1999 (Unaudited)

                                         WRITTEN OPTIONS
                                     NUMBER OF       PREMIUMS
                                   CONTRACTS (2)     RECEIVED
 CORE BOND                        ---------------  ------------
  Outstanding December 31, 1998                --  $         --
  Opened                                    5,000        20,313
  Closed                                       --            --
  Expired                                  (5,000)      (20,313)
                                  ---------------  ------------
  Outstanding June 30, 1999                    --  $         --
                                  ===============  ============


(1) The aggregate face value of contracts is computed on the date each contract was opened.
(2)  Each contract represents $100,000 notional value.

4.   RELATED PARTIES

     ADVISOR: FRIMCo operates and administers all of the Funds which comprise the Investment Company and advises the Frank Russell Investment Company Money Market Fund, one of a series which is not included in this report. FRIMCo is a wholly owned subsidiary of Frank Russell Company, a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

     For the period ended June 30, 1999, the advisory fee paid to FRIMCo, for the Funds listed below, in accordance with the Investment Company's Management Agreement with that firm, amounted to $1,093,921 before waivers and/or reimbursements. Such fee is payable monthly and is equal to the annual rate, by Fund, shown in the following table, of the average daily net assets of the applicable Fund.


                         ANNUAL RATE                               ANNUAL RATE
                        -------------                             -------------
     Multi-Style Equity     0.78%        Real Estate Securities      0.85%
     Aggressive Equity      0.95%        Core Bond                   0.60%
     Non-US                 0.95%


     FRIMCo calculates its management fee based on average daily net assets for each Fund, less any management fee incurred on assets invested in the Money Market Fund (see Note 5) thereby eliminating any duplication of fees.

     FRIMCo has contractually agreed to waive a portion of its advisory fee for each Fund, up to the full amount of its fee, to the extent the Fund's operating expenses exceed specified limits imposed by FRIMCo on an annual basis. Additionally, FRIMCo has contractually agreed to reimburse each Fund for all remaining expenses, after fee waivers, that still exceed their respective expense caps.

     The expense caps and waivers as of June 30, 1999 were as follows:

                              EXPENSE           ADVISORY
                                CAP            FEES WAIVED
                             ---------        -------------
  Multi-Style Equity            0.92%         $      23,030
  Aggressive Equity             1.25                 19,826
  Non-US                        1.30                 42,741
  Real Estate Securities        1.15                 13,885
  Core Bond                     0.80                 26,686


     ANALYTIC SERVICES: Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides its TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the investment department.

     TRANSFER AGENT: The Funds have a contract with FRIMCo, for the Funds listed above, to provide transfer agent services to the Investment Company. Total fees for the period ended June 30, 1999 were $11,l58.



                                                Notes to Financial Statements 55

RUSSELL INSURANCE FUNDS

June 30, 1999 (Unaudited)

     DISTRIBUTOR: Russell Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of FRIMCo, is the principal Distributor for Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.

     ACCRUED FEES PAYABLE TO AFFILIATES AS OF JUNE 30, 1999 WERE AS FOLLOWS:

                            ADVISORY         ANALYTIC          TRANSFER
                              FEES         SERVICE FEES       AGENT FEES       TOTALS
                           ----------     --------------     ------------     --------
  Multi-Style Equity       $  162,865     $          104     $      3,843     $ 166,812
  Aggressive Equity            84,549                464            9,459        94,472
  Non-US                      155,393              1,688            6,699       163,780
  Real Estate Securities       25,102                 --            1,191        26,293
  Core Bond                    45,867              1,330            6,722        53,919
                           ----------     --------------     ------------     ---------
                           $  473,776     $        3,586     $     27,914     $ 505,276
                           ==========     ==============     ============     =========


     BROKERAGE COMMISSIONS: The Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Manager. The Funds also paid brokerage commissions for trades executed through Frank Russell Securities, Inc., an affiliate of FRIMCo. These commissions are net of a refund (up to 70% of gross commissions) paid back to the Fund effecting such transactions after reimbursement for research services provided to FRIMCo. The amount retained by Frank Russell Securities, Inc. for the period ended June 30, 1999 for the Multi-Style Equity Fund was $10,528 and for the Non-US Fund was $1,904.

     BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $8,000 per year plus out-of-pocket expenses. Total Trustee expenses were $20,000 for the period ended June 30, 1999, and were allocated to each Fund on a prorata basis.

     BENEFICIAL INTEREST: As of June 30, 1999, FRIMCo and the Funds had five client relationships, the largest being Northwestern Mutual Life Insurance Company, that represented more than 5% of the total outstanding shares of the respective Funds.

                                     CLIENT RELATIONSHIP
                                         PERCENTAGES
                               -------------------------------
     Multi-Style Equity        46.1%  21.6%  12.7%  7.2%  5.5%
     Aggressive Equity         55.0   16.0   10.0   6.8   6.0
     Non-US                    74.1   11.6     --    --    --
     Real Estate Securities    99.7     --     --    --    --
     Core Bond                 37.0   30.0   12.3   7.0   5.6


5.   MONEY MARKET FUND

     The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund. As of June 30, 1999, $29,101,000 of the Money Market Fund's net assets represents investments by the Funds.

6.   SHARE TRANSACTIONS

     Share transactions for the period ended June 30, 1999 and year ended December 31, 1998, were as follows:

                                     SHARES                   DOLLARS (000)
                           --------------------------   ------------------------
                               1999           1998          1999         1998
 MULTI-STYLE EQUITY        -----------  -------------   ----------   -----------
  Proceeds from shares
    sold                     7,251,653      2,867,999   $  116,813   $   40,821
  Proceeds from
    reinvestment of
    distributions              384,233         63,764        5,741          858
  Payments for shares         (117,967)      (162,445)      (1,861)      (2,378)
    redeemed
  Total net increase       -----------  -------------   ----------   -----------
    (decrease)               7,517,919      2,769,318   $  120,693   $   39,301
                           ===========  =============   ==========   ===========


56 Notes to Financial Statements

RUSSELL INSURANCE FUNDS

June 30, 1999 (Unaudited)


                                   SHARES                   DOLLARS (000)
                         --------------------------   ------------------------
                             1999           1998         1999*         1998
 AGGRESSIVE EQUITY       -----------  -------------   ----------   -----------
  Proceeds from shares
    sold                   3,862,726        818,370   $   46,734   $    10,356
  Proceeds from
    reinvestment of
    distributions              6,066         87,768           69         1,133
  Payments for shares
    redeemed                 (91,020)      (111,078)      (1,101)       (1,345)
                         -----------  -------------   ----------   -----------
 Total net increase
    (decrease)             3,777,772        795,060   $   45,702   $    10,144
                         ===========  =============   ==========   ===========

 NON-US
  Proceeds from shares
    sold                   9,329,637      1,311,652     $108,554       $13,934
  Proceeds from
    reinvestment of
    distributions             24,157         17,903          258           188
  Payments for shares
    redeemed                 (48,813)       (83,398)        (547)         (891)
                         -----------  -------------   ----------   -----------
  Total net increase
    (decrease)             9,304,981      1,246,157   $  108,265   $    13,231
                         ===========  =============   ==========   ===========

 REAL ESTATE SECURITIES*
  Proceeds from shares
    sold                   5,204,791             --    $  52,064   $        --
  Proceeds from
    reinvestment of
    distributions                 --             --           --            --
  Payments for shares             (2)            --                         --
    redeemed             -----------   ------------    ---------   -----------
  Total net increase       5,204,789             --    $  52,064            --
    (decrease)           ===========   ============    =========   ===========

 CORE BOND
  Proceeds from shares
    sold                   3,133,904      2,300,387    $  32,182    $   24,196
  Proceeds from
    reinvestment of
    distributions            142,592         80,458        1,467           849
  Payments for shares       (110,891)      (170,785)      (1,143)       (1,792)
    redeemed             -----------   ------------    ---------   -----------
  Total net increase       3,165,605      2,210,060    $  32,506    $   23,253
    (decrease)           ===========   ============    =========   ===========

 * For the period April 30, 1999 (commencement of operations) to June 30, 1999 (Unaudited).

7. DIVIDENDS
   On July 1, 1999, the Board of Trustees declared the following dividends payable on July 6, 1999, to shareholders of record on July 2, 1999:

                                                               NET INVESTMENT
                                                                   INCOME
                                                              -----------------
  Multi-Style Equity                                         $          0.0242
  Aggressive Equity                                                     0.0100
  Core Bond                                                             0.1145
  Real Estate Securities                                                0.0864


                                               Notes to Financial Statements  57

RUSSELL INSURANCE FUNDS
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001


TRUSTEES
 Lynn L. Anderson
 Paul E. Anderson
 Paul Anton, PhD
 William E. Baxter
 Lee C. Gingrich
 Eleanor W. Palmer

TRUSTEES EMERITUS
 George F. Russell, Jr., Chairman

OFFICERS
 Lynn L. Anderson, President and Chief Executive Officer
 Peter Apanovitch, Manager of Short Term Investment Funds
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Randall P. Lert, Director of Investments
 Karl Ege, Secretary and General Counsel

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 1776 Heritage Drive
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) RUSSEL4
 (800) 787-7354


LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 1001 4th Avenue Plaza
 Suite 4200
 Seattle, WA 98154

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402


MONEY MANAGERS
MULTI-STYLE EQUITY FUND
 Alliance Capital Management L.P., Minneapolis, MN
 Equinox Capital Management, LLC, New York, NY
 Lincoln Capital Management Company, Chicago, IL
 Peachtree Asset Management, Atlanta, GA
 Sanford C. Bernstein & Co., Inc., New York, NY
 Westpeak Investment Advisors, L.P., Boulder, CO

AGGRESSIVE EQUITY FUND
 Geewax, Terker & Company, Phoenixville, PA
 Rothschild Asset Management, Inc., New York, NY
 Trinity Investment Management Corporation, Boston, MA
 Westpeak Investment Advisors, L.P., Boulder, CO

NON-US FUND
 J.P. Morgan Investment Management, Inc., New York, NY
 Montgomery Asset Management, LLC, San Francisco, CA
 Oechsle International Advisors, L.P., Boston, MA
 The Boston Company Asset Management, Inc., Boston, MA

REAL ESTATE SECURITIES FUND
 AEW Capital Management, L.P., Boston, MA
 Cohen & Steers Capital Management, Inc., New York, NY

CORE BOND FUND
 Pacific Investment Management Company, Newport Beach, CA
 Standish, Ayer & Wood, Inc., Boston, MA









This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Insurance Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

58 Manager, Money Managers and Service Providers

[LOGO OF FRANK RUSSELL INVESTMENT COMPANY]


FRANK RUSSELL INVESTMENT COMPANY
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                              A-5424(699)         36-08-072(6/99)